As filed with the Securities and Exchange Commission on March 20, 1998

                         Securities Act Registration No. 33-70590
                 Investment Company Act Registration No. 811-8088

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM N-1A
    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

                    Pre-Effective Amendment No. _____        [  ]

                    Post-Effective Amendment No. 7            [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                       [X]

                   Amendment No. 8

                     OAK RIDGE FUNDS, INC.
       (Exact Name of Registrant as Specified in Charter)

10 South LaSalle Street, Suite 1050       60603
      Chicago, Illinois                 (Zip Code)
(Address of Principal Executive
Offices)

Registrant's Telephone Number, including Area Code: (312) 857-1040

                        Samuel Wegbreit
                     Oak Ridge Funds, Inc.
              10 South LaSalle Street, Suite 1050
                    Chicago, Illinois  60603
            (Name and Address of Agent for Service)

                           Copies to:

                         Carol A. Gehl
                     Godfrey & Kahn, S.C.
                    780 North Water Street
                  Milwaukee, Wisconsin  53202

      It is proposed that this filing will become effective (check appropriate box).

           [ ]  immediately upon filing  pursuant  to
                paragraph (b) of Rule 485

           [X]  on March 31, 1998 pursuant to paragraph
                (b) of Rule 485

           [ ]  60  days  after  filing  pursuant  to
                paragraph (a)(1) of Rule 485

           [ ]  on (date) pursuant to paragraph (a)(1)
                of Rule 485

           [ ]  75  days  after  filing  pursuant  to
                paragraph (a)(2) of Rule 485

           [ ]  on (date) pursuant to paragraph (a)(2)
                of Rule 485


     If appropriate, check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                     CROSS REFERENCE SHEET

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form
N-1A).

                                   Caption or Subheading in
                                   Prospectus or Statement
Item No. on Form N-1A              of Additional Information

          PART A - INFORMATION REQUIRED IN PROSPECTUS

1.  Cover Page                     Cover Page

2.  Synopsis                       Summary; Summary of Fund
                                   Expenses

3.  Condensed Financial            Financial Highlights; Fund
    Information                    Performance; Comparison of
                                   Investment Results

4.  General Description of         Investment Objective and
    Registrant                     Policies; Investment
                                   Restrictions; Investment
                                   Techniques and Risks; Fund
                                   Organization

5.   Management of the Fund        Management; Administrator;
                                   Custodian, Transfer Agent and
                                   Distributor; Portfolio
                                   Transactions


5A.  Management's Discussion       Fund Performance
     of Fund Performance


6.  Capital Stock and Other        Summary; Income Dividends,
    Securities                     Capital Gains Distributions
                                   and Tax Treatment; Fund
                                   Organization


7.  Purchase of Securities         How to Purchase Shares;
    Being Offered                  Determination of Net Asset
                                   Value; Distribution Plans;
                                   Custodian, Transfer Agent and
                                   Distributor

8.  Redemption or Repurchase       How to Redeem Shares;
                                   Determination of Net Asset
                                   Value

9.  Pending Legal Proceedings      *

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page                    Cover Page

11.  Table of Contents             Table of Contents

12.  General Information and       *
     History


13.  Investment Objectives and     Investment Restrictions;
     Policies                      Investment Techniques and
                                   Risks; Portfolio Transactions
                                   and Brokerage

14.  Management of the Fund        Directors and Officers of the
                                   Corporation



15.  Control Persons and           Directors and Officers of the
     Principal Holders of          Corporation; Principal
     Securities                    Shareholders



16.  Investment Advisory and       Investment Advisor and
     Other Services                Distributor; Distribution
                                   Plans; Management (in
                                   Prospectus); Custodian;
                                   Transfer Agent; Independent
                                   Accountants


17.  Brokerage Allocation and      Portfolio Transactions and
     Other Practices               Brokerage

18.  Capital Stock and Other       Included in Prospectus under
      Securities                   the heading Fund Organization

19.  Purchase, Redemption and      Included in Prospectus under
     Pricing of Securities         the headings How to Purchase
     Being Offered                 Shares; Determination of Net
                                   Asset Value; How to Redeem
                                   Shares; and in the Statement
                                   of Additional Information
                                   under the heading Investment
                                   Advisor and Distributor



20.  Tax Status                    Included in Prospectus under
                                   the heading Income Dividends,
                                   Capital Gains Distributions
                                   and Tax Treatment; and in the
                                   Statement of Additional
                                   Information under the heading
                                   Taxes



21.  Underwriters                  Investment Advisor and
                                   Distributor


22.  Calculations of               Performance Information
     Performance Data

23.  Financial Statements          Financial Statements


____________________________
 *Answer negative or inapplicable

                           PROSPECTUS


                         March 31, 1998


                   OAK RIDGE INVESTMENTS, LLC
                            Presents


                     Oak Ridge Growth Fund
                          a Series of


                     Oak Ridge Funds, Inc.

                         P. O. Box 701
                Milwaukee, Wisconsin 53201-0701

                        1-800-407-7298


The Oak Ridge Growth Fund (the "Fund") is a series of
Oak Ridge Funds, Inc. (the "Corporation"), an open-end, diversified, management investment company commonly referred to as a mutual fund (the Fund and the Corporation were formerly known as the O.R.I. Growth
Fund and O.R.I. Funds, Inc., respectively). The investment objective of the Fund is to seek capital appreciation. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies. The Fund may invest in all types of equity securities that, in the opinion of the Fund's investment advisor, Oak Ridge Investments, LLC (the
"Advisor"), have the potential to appreciate faster than the general market.

The Fund offers two classes of shares which may be purchased at a price equal to their net asset value (i) plus an initial sales charge imposed at the time of purchase (the "Class A shares"), or (ii) without any initial sales charge (the "Class C shares"). Each class of shares of the Fund is subject to a separate
Rule 12b-1 Plan pursuant to which aggregate annual fees of 0.25% and 1.00% of the average net assets of the Fund attributable to the Class A and Class C shares, respectively, are charged.

This Prospectus sets forth concisely the information that you should be aware of prior to investing in the Fund's Class A or Class C shares. Please read this
Prospectus carefully and retain it for future reference. Additional information regarding the Fund is included in the Statement of Additional Information dated March 31, 1998, which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated in this Prospectus by reference. A copy of the Fund's Statement of Additional Information is available without charge by writing to the Fund at the address listed above or by calling 1-800-407-7298.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                       TABLE OF CONTENTS

                                                             Page

SUMMARY                                                         3
SUMMARY OF FUND EXPENSES                                        4
FINANCIAL HIGHLIGHTS                                            6
FUND PERFORMANCE                                                8
INVESTMENT OBJECTIVE AND POLICIES                               8
INVESTMENT RESTRICTIONS                                         8
INVESTMENT TECHNIQUES AND RISKS                                 9
MANAGEMENT                                                     10
HOW TO PURCHASE SHARES                                         10
DETERMINATION OF NET ASSET VALUE                               14
HOW TO REDEEM SHARES                                           14
DISTRIBUTION PLANS                                             16
TAX SHELTERED RETIREMENT PLANS                                 17
INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND
 TAX TREATMENT                                                 17
FUND ORGANIZATION                                              17
ADMINISTRATOR                                                  18
CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR                      18
PORTFOLIO TRANSACTIONS                                         19
COMPARISON OF INVESTMENT RESULTS                               19

                 ____________________

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such offer in such state.

                 ____________________

                        SUMMARY

Investment Objective

     The investment objective of the Fund is to seek capital appreciation. The Fund will seek to achieve its investment objective by investing its assets primarily in equity securities of domestic companies that, in the opinion of the Advisor, have the potential to appreciate faster than the general market. The
Fund's investments are subject to market risk and the value of its shares will fluctuate with changing market valuations of its portfolio holdings. See "INVESTMENT
OBJECTIVE AND POLICIES" and "INVESTMENT TECHNIQUES AND
RISKS."

Investment Advisor

     Oak Ridge Investments, LLC is the investment advisor to the Fund. The predecessor to the Advisor was organized in September 1989; the Advisor was organized in March 1997. The Advisor acts as the investment advisor to individual and institutional clients with investment portfolios of approximately
$210 million.  See "MANAGEMENT."

Purchase and Redemptions

     Class A shares of the Fund are offered at net asset value per share plus a maximum initial sales charge of 4.25% of the offering price. Persons who were shareholders of the Fund as of December 31, 1995 are not subject to this front-end sales load on additional purchases of Class A shares. Certain other exceptions may also apply. In addition, the Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940
Act"), with respect to Class A shares sold on or after January 1, 1996 (the "Class A Plan"), which authorizes the Fund to pay a distribution fee of up to 0.25% per annum of the average daily net assets of the Fund attributable to the Class A shares.


     Class C shares of the Fund are offered without the imposition of a sales charge. Therefore, the entire amount of an investor's purchase is invested in the shares. However, the Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for the Class C shares (the "Class C Plan"), which authorizes the Fund to pay a distribution fee of up to 0.75% and a service fee of up to 0.25% per annum of the average daily net assets of the Fund attributable to the Class C shares.
For additional information, see "HOW TO PURCHASE
SHARES" and "DISTRIBUTION PLANS."


     The minimum initial investment required by the Fund is $2,000. The minimum subsequent investment is $100, if made by mail, or $1,000, if made by wire. The minimum initial investment for traditional individual retirement accounts ("IRAs") is $1,000 and for Education IRAs, the minimum initial investment is $500.
For investors using the Automatic Investment Plan
("AIP"), the minimum initial investment is $100.
Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"). These minimums may be changed or waived at any time at the discretion of the Fund. See "HOW TO PURCHASE SHARES."


     Shares may be redeemed using either written or telephone redemption procedures at net asset value per share without the imposition of any redemption charges.
See "HOW TO REDEEM SHARES."

Shareholder Services

     Questions regarding the Fund may be directed to the Fund at the address and telephone number on the front page of this Prospectus.

               SUMMARY OF FUND EXPENSES

     The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly (shareholder transaction expenses) and indirectly (annual fund operating expenses).

                           Fee Table

                                                     Class A    Class C
     Shareholder Transaction Expenses(1)

     Maximum Sales Load Imposed on Purchases           4.25%(2)  NONE
       (as a percentage of offering price)
     Deferred Sales Load Imposed on Redemptions        NONE      NONE
     Sales Load Imposed on Reinvested Dividends        NONE      NONE
     Redemption Fees                                   NONE      NONE


     Annual Fund Operating Expenses (after waivers and/or reimbursements) (as a percentage of average net assets)


                                         Class A      Class C

     Management Fee                      1.00%         1.00%
     Rule 12b-1 Distribution Fees        0.25%(3)      1.00%(3),(4)
     Other Expenses (net of
      reimbursement)                     0.75%(5)      0.75%(5)
     TOTAL FUND OPERATING EXPENSES       2.00%(5)      2.75%(5)
      (after waivers and/or
        reimbursements)

_________________________

(1) In addition to the shareholder transaction expenses listed in the Fee Table, shareholders who choose to purchase and/or redeem shares by wire may be charged a $12.00 service fee. See "HOW TO
     PURCHASE SHARES - Initial Investment" and "HOW TO
     REDEEM SHARES - Written Redemption."
(2) The sales load illustrated is the maximum rate applicable to purchases of Class A shares by new shareholders on or after January 1, 1996.
     Existing shareholders as of December 31, 1995 as well as certain other investors are exempt from having to pay this sales load, as described more fully under "HOW TO PURCHASE SHARES - Purchases at
     Net Asset Value - Class A Shares."
(3)  Consistent with the Rules of the National
     Association of Securities Dealers, Inc. (the
     "NASD"), it is possible that the Rule 12b-1 fees could cause long-term investors of the Fund to pay more than the economic equivalent of the maximum front-end sales charges permitted under those same
     Rules.
(4) The Rule 12b-1 distribution fee for the Class C shares consists of a service fee not exceeding
     0.25% of the average daily net assets of the Fund attributable to the Class C shares and a distribution fee up to 0.75%. See "DISTRIBUTION
     PLANS."
(5) For the fiscal year ended November 30, 1997, the Advisor voluntarily agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that (i) the Total Operating Expenses for the Class A shares would not exceed 2.00% of the class' average daily net assets and (ii) the Total Operating Expenses for the Class C shares would not exceed 2.75% of the class' average daily net assets. Other
     Expenses for the Class A and Class C shares are presented net of reimbursement. Absent these reimbursements, Other Expenses and Total Fund
     Operating Expenses for the fiscal year ended
     November 30, 1997 would have been 1.62% and 2.87%
     for the Class A shares, respectively, and 1.63% and 3.63% for the Class C shares, respectively.
     The Advisor has voluntarily agreed to continue this waiver/reimbursement policy for the fiscal year ending November

     30, 1998.  For additional
     information concerning management fees and operating expenses, see "MANAGEMENT."


                            Example

     You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return, and (ii) redemption at the end of each time period.

            1 Year   3 Years   5 Years   10 Years

Class A      $62      $103      $146      $265

Class C      $28       $85      $145      $308


     The Example is based on the Total Fund Operating
Expenses specified in the table above. In addition, the maximum front-end sales load is reflected in the Class A Example. The amounts in the Example may increase absent the waivers or reimbursements. Please remember that the Example should not be considered representative of past or future expenses and that actual expenses may be greater or lesser than those shown. The assumption in the Example of a 5% annual rate of return is required by regulations of the SEC applicable to all mutual funds. This return is hypothetical and should not be considered representative of past or future performance of the Fund.

                 FINANCIAL HIGHLIGHTS

     The following table of selected financial information has been audited by Price Waterhouse LLP, independent accountants, as indicated in their report which appears in the Fund's 1997 Annual Report. The
Annual Report is incorporated by reference into the Fund's Statement of Additional Information. The following information should be read in conjunction with the financial statements and related notes included in the Fund's Annual Report, a copy of which may be obtained without charge by calling or writing to the Fund.


                              Nine                       Jan. 3,
                             Months                      1994(1)
                     Year     Ended     Year     Year       to
                    Ended              Ended    Ended
                     Nov.   Nov. 30,    Nov.     Nov.      Nov.
                     30,     1997(2)    30,      30,       30,
                     1997               1996     1995      1994
                   Class A   Class C  Class A  Class A   Class A
Per share data:
Net asset value,
  beginning of     $16.57   $15.91    $14.32   $10.48    $10.00
  period
Income from
  investment
  operations:
Net investment     (0.22)   (0.13)    (0.16)   (0.13)    (0.07)
  (loss)(3)
Net realized and
  unrealized
  gains on           4.58      3.97      3.01     4.00     0.55
  investments
Total from
  investment
  operations         4.36      3.84      2.85     3.87     0.48
Less distributions:
Distributions from
  capital gains     (1.09)        _    (0.60)   (0.03)        _
Net asset value,
  end of period     $19.84   $19.75    $16.57   $14.32   $10.48

Total Return      28.0%(5) 24.1%(4)  20.9%(5)   37.0%   4.8%(4)

Supplemental data
  and ratios:
Net assets,   $11,758,733 $334,836 $7,725,072 $4,182,246 $2,708,546
end of period
Ratio of expenses
  to average
  net assets:
Before expense
  reimbursement      2.9%  3.6%(6)      3.5%     6.5%    9.0%(6)
After expense        2.0%  2.8%(6)      2.0%     2.0%    2.0%(6)
  reimbursement
Ratio of net
  investment (loss)
  to average net
  assets:
Before expense
  reimbursement    (2.2)% (3.0)%(6)   (2.7)%   (5.8)%   (8.1)%(6)

After expense      (1.3)% (2.2)%(6)  (1.2)%    (1.3)%   (1.1)%(6)
  reimbursement
Portfolio turnover    55%    55%        71%      109%       80%
  rate(7)
Average commission
  rate paid per   $0.0560  $0.0560  $0.0512
  share(7),(8)

____________

(1)Commencement of operations.
(2)Effective March 1, 1997, the Fund offered a second class of shares, Class C.
(3)Net investment (loss) per share is calculated using the ending balance of undistributed net investment
   (loss) prior to consideration of adjustments for permanent book and tax differences.
(4)Not annualized.
(5)Effective January 1, 1996, the Fund instituted a maximum 4.25% front end sales load. The total return calculation does not reflect the 4.25% front-end sales load.
(6)Annualized.
(7)Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(8)Disclosure not required prior to 1996.


                   FUND PERFORMANCE

     Information regarding the performance of the Fund's Class A and Class C shares is contained in the Fund's 1997 Annual Report, a copy of which may be obtained without charge by calling or writing to the Fund.

           INVESTMENT OBJECTIVE AND POLICIES

     The Fund is the first and presently, the only series of the Corporation, an open-end, diversified management company. The Fund's investment objective is to seek capital appreciation. The generation of investment income is not an investment objective and, therefore, any income earned by the Fund will be incidental to the Fund's objective. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies, which include but are not limited to common stocks; preferred stocks; warrants to purchase common or preferred stocks; and securities convertible into common or preferred stocks, such as convertible bonds and debentures. The Fund will limit its investment in each of the following to 5% of its net assets: preferred stock; warrants to purchase common or preferred stock;
and securities convertible into common or preferred stock. The Fund may invest in all types of equity securities that, in the opinion of the Advisor, have the potential to appreciate faster than the general market. In addition, the Fund may invest up to 5% of its net assets in "investment grade debt securities," as defined below. The Fund may, when the Advisor deems a more conservative approach is warranted, invest up to 35% of its total assets in short-term, fixed income securities (commonly referred to as cash equivalents) as a temporary defensive measure, pending investment or reinvestment or to meet anticipated redemption requests. Since the Fund's assets will, under normal market conditions, consist primarily of equity securities, the Fund's net asset value may be subject to greater principal fluctuation than a portfolio containing a substantial amount of fixed income securities.


     When making investment decisions, the Advisor utilizes information and analyses from numerous sources regarding a company's sales and earnings growth;
earnings power, trends and predictability; industry, economic and political trends; relative valuation; and liquidity to determine whether the security has the potential to appreciate faster than the general market.
While the Fund has no policy regarding market capitalizations of issuers of equity securities in which it may invest, the Advisor believes that the Fund will generally invest in medium capitalization growth companies. The Fund is only intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above average risk in anticipation of greater rewards. The
Fund is not designed to offer a balanced investment program suitable for all investors.


     Except for the Fund's investment objective and the investment restrictions contained in the Statement of Additional Information, some of which are set forth below, the Fund's policies may be changed without a vote of the Fund's shareholders.


                INVESTMENT RESTRICTIONS

     The Fund has adopted several restrictions on its investments and other activities that may not be changed without shareholder approval. Specifically,

          (1) With respect to 75% of its total assets, the Fund may not purchase securities of any issuer
     (except securities of the U.S. government or any agency or instrumentality thereof) if such action would cause more than 5% of the Fund's total assets to be invested in securities of any one issuer, or purchase more than 10% of the outstanding voting securities of any one issuer;


          (2)  The Fund may not borrow money except
     from banks for temporary or emergency purposes
     (but not for the purchase of investments) and then, only in an amount not to exceed 33-1/3% of the value of the Fund's net assets at the time the borrowing is incurred; provided however, the Fund may engage in transactions in options, futures contracts and options on futures contracts. The
     Fund may not purchase securities when borrowings exceed 5% of its total assets; and

          (3)  The Fund may not pledge, mortgage,
     hypothecate or otherwise encumber any of its assets, except to secure permitted borrowings and except that the Fund may invest in options, futures contracts and options on futures contracts.


For additional investment restrictions, see the Fund's
Statement of Additional Information.

            INVESTMENT TECHNIQUES AND RISKS

In General

     The Fund will not invest more than 5% of its net assets in any one of the following types of investments: preferred stocks; warrants to purchase common or preferred stock; securities convertible into common or preferred stock; investment grade debt securities; repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers;
illiquid securities; securities purchased on a when-issued or delayed delivery basis; and derivative instruments, such as transactions in options, futures and options on futures. The ability of the Fund to effectively use derivative instruments is largely dependent upon the Advisor's ability to correctly use these instruments, which may involve different skills than are associated with securities generally.
Investment grade debt securities are (i) long-term debt obligations rated Baa or higher by Moody's Investors
Service ("Moody's") or BBB or higher by Standard &
Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("D&P") or Fitch IBCA Information, Inc. ("Fitch"); or (ii) short-term debt obligations rated A-1 or higher by S&P, Prime-1 or higher by Moody's, D-2 or higher by D&P, or F-2 or higher by Fitch. Bonds rated BBB by S&P or Baa by Moody's, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated bonds.
For a more extensive discussion of these investment techniques and risks associated therewith, see the Fund's Statement of Additional Information.

Short-Term Fixed Income Securities

     In times when the Advisor believes that adverse economic or market conditions justify such action, up to 35% of the Fund's total assets may be held temporarily in short-term fixed-income securities, including without limitation: U.S. government securities, including bills, notes and bonds, differing as to maturity and rate of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S.
government agencies or instrumentalities; certificates of deposit issued against funds deposited in a U.S.
bank or savings and loan association; bank time deposits, which are monies kept on deposit with U.S.
banks or savings and loan associations for a stated period of time at a fixed rate of interest; bankers' acceptances which are short-term credit instruments used to finance commercial transactions; repurchase agreements entered into only with respect to obligations of the U.S. government, its agencies or instrumentalities; or commercial paper and commercial paper master notes (which are demand instruments without a fixed maturity bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) rated A-1 or higher by S&P, Prime-1 or higher by Moody's, D-2 or higher by D&P or F-2 or higher by Fitch. The Fund may also invest up to 35% of its total assets in such instruments pending investment or reinvestment of funds and to meet anticipated redemption requests.


Portfolio Turnover


     The Fund's historical portfolio turnover rate is listed under "Financial Highlights." The portfolio turnover rate indicates changes in the Fund's investments. A turnover rate of 100% would occur, for example, if all of the securities held by the Fund were replaced within one year. The turnover rate may vary from year to year, as well as within a year. It may be affected by sales of portfolio securities necessary to meet cash requirements for redemption of shares. Under normal market conditions, the Fund anticipates that its portfolio turnover rate will not exceed 100%. In the event the Fund were to have a turnover rate of 100% or more in any year, it would result in the payment by the Fund of above average transaction costs and could result in the payment by shareholders of above average amounts of taxes on realized investment gains.

                      MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors of the Corporation is responsible for managing its business and affairs. The Corporation, on behalf of the Fund, has entered into an investment advisory agreement with Oak Ridge Investments, LLC (the
"Advisor") pursuant to which the Advisor manages the Fund's investments and business affairs, subject to the supervision of the Corporation's Board of Directors
(the "Investment Advisory Agreement").  The Board of
Directors also oversees duties required by applicable state and federal law.


     The Advisor, which is a growth equity capital management firm, is the investment advisor to the Fund.
The predecessor to the Advisor, Oak Ridge Investments,
Inc., was founded in September 1989. In March 1997, the Advisor was formed to succeed to the investment advisory business of Oak Ridge Investments, Inc., which succession occurred in July 1997. Oak Ridge
Investments, Inc. continues to conduct business;
however, its operations are limited to providing brokerage services. Accordingly, Oak Ridge
Investments, Inc. continues to serve as the Fund's principal distributor (the "Distributor"). The Advisor is managed and owned by the same persons who manage and own the Distributor. The Advisor is located at 10
South LaSalle Street, Suite 1050, Chicago, IL 60603.


     Under the Investment Advisory Agreement, the
Corporation, on behalf of the Fund, compensates the Advisor for its investment advisory services for each class of shares at the annual rate of 1.00% of the Fund's average daily net assets attributable to each such class of shares. The Corporation's Board of Directors believes that this fee is reasonable in light of the Fund's investment objective. For the fiscal year ended November 30, 1997, the Advisor voluntarily agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the total operating expenses for the Class
A shares would not exceed 2.00% of the class' average daily net assets and the total operating expenses for the Class C shares would not exceed 2.75% of the class' average daily net assets. Any such waiver or reimbursement has the effect of lowering the overall expense ratio for the applicable class and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed. The Advisor has voluntarily agreed to continue this waiver/reimbursement policy for the fiscal year ending
November 30, 1998.


     The Fund is managed by David M. Klaskin, who has been the President, Treasurer and Chief Investment
Officer of the Advisor since July 1997 and who held the same positions with the Advisor's predecessor, Oak
Ridge Investments, Inc., since its founding in September 1989. From 1982 until September 1989, Mr.
Klaskin was a financial consultant with Shearson/Lehman
Brothers.


     The Advisor provides continuous advice and recommendations concerning the Fund's investments, and is responsible for selecting the broker-dealers who execute the portfolio transactions for the Fund. The
Advisor provides office space for the Corporation and pays the salaries, fees and expenses of all the Corporation's officers and directors who are interested persons of the Advisor. In addition to providing investment advice to the Fund, the Advisor serves as investment advisor to pension and profit-sharing plans and other institutional and private investors. As of November 30, 1997, the Advisor had approximately $210 million under management. Mr. David M. Klaskin and Mr.
Samuel Wegbreit each own more than 35% but less than 51% of the voting interests of the Advisor.

                HOW TO PURCHASE SHARES

In General


     Shares of the Fund may be purchased through any dealer which has entered into a sales agreement with the Distributor, or through the Distributor directly.
Firstar Trust Company, the Fund's transfer agent (the
"Transfer Agent"), may also accept purchase applications.


     Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S. bank, savings and loan or credit union. The minimum initial investment in the Fund is $2,000. Subsequent investments may be made by mail ($100 minimum) or by wire

($1,000 minimum). The minimum initial investment for traditional IRAs is $1,000 and $500 for Education
IRAs. For investors using the AIP, as described below, the minimum initial investment is $100. Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code. These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.


     A confirmation indicating the details of each purchase transaction will be sent to you promptly following such transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent.


     If you purchase shares of the Fund by check or the AIP and request the redemption of such shares within fifteen days of the initial purchase, the redemption will not be effective, and the Fund will not forward the redemption proceeds, until the Fund is reasonably satisfied that your check or purchase order has cleared. This is a security precaution only and does not affect your investment.


Choosing a Class


     The Fund offers two classes of shares: Class A and Class C. Each class has its own cost structure, as follows:


                  Class A                     Class C

               Front-end sales            No front-end sales
            charges with break          charges.
            points and certain
            exceptions.                   Rule 12b-1
                                        expenses equal to 1.00%
              Rule 12b-1                of the average daily
            expenses equal to 0.25%     net assets of the
            of the average daily        class.
            net assets of the
            class.


Class A Shares


     Class A shares of the Fund are offered and sold on a continual basis at the next offering price (the
"Offering Price"), which is the sum of the net asset value per share (next computed following receipt of an order in proper form by a dealer, the Distributor or the Transfer Agent, as the case may be) and the sales charge as set forth below. See "DETERMINATION OF NET
ASSET VALUE." The sales charge imposed on purchases of Class A shares is as follows:

                          Total Sales Charge

                          As a          As a        Portion of
  Your Investment      Percentage  Percentage of  Offering Price
                           of           Your        Retained by
                        Offering     Investment      Dealers*
                         Price

Less than $50,000        4.25%         4.44%           4.00%
$50,000 but less         3.75%         3.90%           3.50%
  than $100,000
$100,000 but less        3.25%         3.36%           3.00%
  than $250,000
$250,000 but less        2.25%         2.30%           2.00%
  than $500,000
$500,000 but less        1.75%         1.78%           1.50%
  than $1,000,000
$1,000,000 or more       1.00%         1.01%           0.90%

_______________

*At the discretion of the Distributor, all sales charges may at times be paid to the securities dealer, if any, involved in the trade. A securities dealer which is paid all or substantially all of the sales charges may be deemed an "underwriter" under the Securities Act of 1933, as amended.

     Investors described under "Purchases at Net Asset
Value - Class A Shares," below, may purchase Class A shares without the imposition of a sales charge. In addition, no sales charge is imposed on the reinvestment of dividends or capital gains.


     In addition to the sales charge described above, Class A shares are also subject to Rule 12b-1 fees in an aggregate amount of 0.25% of the average daily net assets attributable to such shares. For more information, see "DISTRIBUTION PLANS."


Class C Shares


     Class C shares are offered and sold on a continual basis at net asset value without the imposition of any sales charge. However, as described under "DISTRIBUTION PLANS," Class C shares are subject to higher Rule 12b-1 fees than Class A shares.


Purchases at Net Asset Value - Class A Shares


     Class A shares of the Fund may be purchased at net asset value without the imposition of a sales charge, upon the written assurance that the purchase is made for investment purposes and that the shares will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund, by any of the following: (i) employee benefit plans qualified under
Section 401(k) of the Internal Revenue Code, subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established by the Distributor; currently, those criteria require that the employer establishing the plan have 1,000 or more eligible employees; (ii) directors, officers and full-time employees of the Fund, the Distributor and affiliates of such companies
(including the Advisor), and by spouses and family members of such persons; (iii) registered securities brokers and dealers which have entered into a sales agreement with the Distributor, and their affiliates, for their investment account only; (iv) registered personnel and employees of such securities brokers and dealers referred to in (iii) above, and their spouses and family members, in accordance with the internal policies and procedures of the employing securities dealer; and (v) registered investment advisors affiliated with the Distributor (including the Advisor), by agreement or otherwise, on behalf of their clients, who are participating in a comprehensive fee program (also known as a wrap fee program). Please call 1-800-407-7298 for more information on purchases of Class A shares at net asset value.


Initial Investment


     You may purchase Class A or Class C shares by completing the enclosed application form and mailing it along with a check or money order payable to "Oak Ridge
Growth Fund" to your securities dealer, the Distributor or the Transfer Agent, as the case may be. If mailing to the Distributor or Transfer Agent, please send to the following address: Oak Ridge Growth Fund, c/o
Firstar Trust Company, Mutual Fund Services, P. O. Box
701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to the following address: Oak Ridge
Growth Fund, c/o Firstar Trust Company, Mutual Fund
Services, Third Floor, 615 East Michigan Street,
Milwaukee, Wisconsin 53202. Do not send mail by overnight courier to the P.O. Box address listed above;
please use the overnight mail address. You may also purchase Fund shares by telephone. For information regarding this option, please call 1-800-407-7298.


     If the securities dealer you have chosen to purchase Fund shares through has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place your order for the purchase of Fund shares. Purchases made through such dealers will be affected at the applicable Offering
Price for Class A shares and at net asset value for Class C shares. Such dealers may also charge a transaction fee, as determined by the dealer. With respect to Class A shares, that fee will be in addition to the sales charge payable by you upon purchase of such shares, and may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If your check does not clear, you will be charged a $20 service fee. You will also be responsible for any losses suffered by the Fund as a result. Neither cash nor third-party checks will be accepted. All applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order application in whole or in part.

     You may also purchase Fund shares by wire. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:       Firstar Bank
                         ABA Number 075000022

          Credit:        Firstar Trust Company
                         Account 112-952-137

  Further Credit:        Oak Ridge Growth Fund -
                         Class A or Class C
                         (shareholder account number)
                         (shareholder name/account
                         registration)

     Please call 1-800-407-7298 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The
Transfer Agent may charge a $12.00 service fee for wire transactions. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Automatic Investment Plan


     The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in the Fund's
Class A or Class C shares from your bank checking or NOW account. The Fund will reduce the minimum initial investment to $100 for investors using the AIP. To establish the AIP, complete the appropriate section in the Fund's application attached to this Prospectus.
Under certain circumstances (such as discontinuation of the AIP before the Fund's minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), the Fund reserves the right to close the investor's account. Prior to closing any account for failure to reach the minimum initial investment, the Fund will give the investor written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. You should consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Fund has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

     Under the AIP, you may choose to make investments on the fifth and/or twentieth day of each month from your financial institution in amounts of $100 or more.
There is no service fee for participating in the AIP.
However, a service fee of $20 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking or NOW account. You can set up the AIP with any financial institution that is a member of the Automated Clearing House.

     The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at regular time intervals.
However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Subsequent Investments

     Additions to your account may be made by mail
($100 minimum) or by wire ($1,000 minimum). When making an additional purchase by mail, enclose a check payable to "Oak Ridge Growth Fund" along with the Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call 1-800-407-7298 for complete wiring instructions. You may also make additional purchases by telephone. Information regarding this option can be obtained by calling 1-800-
407-7298.

Share Certificates

     Although share purchases are credited to your account, certificates will not be issued.
Nevertheless, you will have full shareholder rights.

           DETERMINATION OF NET ASSET VALUE

     The net asset value per share for each class of shares is determined as of the close of trading
(generally 4:00 p.m. Eastern Time) on each day the New
York Stock Exchange (the "NYSE") is open for business.
Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. The Fund is not required to calculate its net asset value on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value per share for each class of shares is calculated by taking the fair value of the total assets per class, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on an exchange or NASDAQ, are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair market value of such securities; otherwise, actual sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

                 HOW TO REDEEM SHARES

In General

     Investors may request redemption of part or all of their Fund shares at any time at the next determined net asset value. See "DETERMINATION OF NET ASSET
VALUE." The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, the Fund may hold payment until investments which were made by check, telephone or the AIP have been collected.


     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Fund of the broker or dealer's instruction to redeem shares.
In addition, some brokers or dealers may charge a fee in connection with such redemptions.

Written Redemption

     For most redemption requests, an investor need only furnish a written, unconditional request to redeem his or her shares at net asset value to the Fund's
Transfer Agent:  Oak Ridge Growth Fund, c/o Firstar
Trust Company, Mutual Fund Services, P. O. Box 701,
Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to Oak Ridge Growth Fund, c/o Firstar Trust
Company, Mutual Fund Services, Third Floor, 615 East

Michigan Street, Milwaukee, Wisconsin 53202. Do not send mail by overnight courier to the P.O. Box address listed above; please use the overnight address.
Requests for redemption must be signed exactly as the shares are registered, including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent may charge a $12.00 service fee for wire transactions.
Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.

Telephone Redemption

     You may redeem shares by telephone if you have checked the appropriate box and supplied the necessary information on the Fund's Account Application.
Proceeds redeemed by telephone will be mailed or wired only to an investor's address or bank of record as shown on the records of the Transfer Agent. To effect a telephone redemption, you may call 1-800-407-7298.
The Fund reserves the right to refuse any request made by telephone and may limit the amount involved or the number of telephone redemptions. Please call the Transfer Agent at 1-800-407-7298 to obtain current instructions. Once you place a telephone redemption request, it cannot be canceled or modified. Neither the Fund nor its Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone. Accordingly, the investor bears the risk of loss. The Fund will use reasonable procedures to ensure that instructions received by telephone are genuine. These procedures may include recording telephonic transactions and sending written confirmation of such transactions. However, if the Fund or its Transfer Agent fails to employ such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions.
Shareholders may experience difficulty in implementing a telephone redemption during periods of drastic economic or market changes. If an investor is unable to contact the Transfer Agent by telephone, shares may also be redeemed by delivering the redemption request to the Transfer Agent in person or by mail. If in person or by overnight mail, deliver such request to Oak Ridge Growth Fund, c/o Firstar Trust Company,
Mutual Fund Services, Third Floor, 615 East Michigan
Street, Milwaukee, Wisconsin 53202; if by regular mail, such request may be sent to Oak Ridge Growth Fund, c/o
Firstar Trust Company, Mutual Fund Services, P. O. Box
701, Milwaukee, Wisconsin 53201-0701. Do not send mail by overnight courier to the P.O. Box address listed above; please use the overnight address.

Systematic Withdrawal Plan

     You may set up automatic withdrawals from your account with the Fund at regular intervals. To begin distributions, you must have an initial balance of $5,000 in your account and withdraw at least $50 per payment. To establish the Systematic Withdrawal Plan, please call 1-800-407-7298. Depending upon the size of the account and the withdrawals requested (and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the plan will be terminated.

Special Situations


     In certain circumstances, such as when
corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact are involved or when the proceeds of redemption are requested to be sent to other than the address of record, additional documentation and signature guarantees may be required.
Questions regarding such circumstances may be directed to the Transfer Agent by calling 1-800-407-7298. In addition, redemptions over $25,000 must be made in writing and require a signature guarantee. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, saving associations, credit unions, brokerage firms and others. Please note that a notary public stamp or seal is not acceptable.


     Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have federal tax withheld will be subject to withholding.

Termination of Accounts


     Your account may be terminated by the Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $500. Upon any such termination, a check for the proceeds of redemption will be sent to you within seven days of the redemption.

                  DISTRIBUTION PLANS

     The Fund has adopted a plan of distribution for each class of shares (the "Class A Plan" and the "Class
C Plan") in accordance with Rule 12b-1 under the 1940
Act pursuant to which certain distribution and/or service fees are paid. Under the Class A Plan, the Fund is required to pay the Distributor a distribution fee for the promotion and distribution of the Class A shares of up to 0.25% of the average daily net assets of the Fund attributable to the Class A shares, computed on an annual basis. The Class C Plan requires the Fund to pay the Distributor (i) a distribution fee of up to 0.75% of the average daily net assets of the Fund attributable to the Class C shares, computed on an annual basis, and (ii) a service fee for personal services provided to shareholders and/or the maintenance of shareholder accounts of up to 0.25% of the average daily net assets of the Fund attributable to the Class C shares, computed on an annual basis.
Under both plans, the Distributor is authorized to, in turn, pay all or a portion of the fee it receives from the Fund to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Fund shares or, with respect to the Class C shares only, who provides certain shareholder services to the holders of such class of shares, pursuant to a written agreement (the "Rule 12b-1 Related Agreement").
To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the Fund's shares and, with respect to the Class C shares only, for any of its shareholder servicing expenses incurred in connection with servicing the holders of such class of shares, although it is the Distributor's current intention to pay out all or most of the fee under both plans. A form of the 12b-1 Related
Agreement referred to above has been approved by a majority of the Board of Directors, and of the members of the Board who are not "interested persons" of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the plans or any related agreements (the "Disinterested
Directors") voting separately.  Accordingly, the
Distributor may enter into 12b-1 Related Agreements with securities dealers, financial institutions or other persons without further Board approval.


     Payment of the distribution and/or service fee is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, upon the Distributor forwarding to the Board of Directors a written report of all amounts expensed pursuant to the applicable plan; provided, however, that the aggregate payments by the Fund under the Class A Plan to the Distributor and all Recipients may not exceed 0.25% (on an annualized basis) of the Fund's average net assets attributable to the Class A shares for that quarter, and the aggregate payments by the Fund under the Class
C Plan to the Distributor and all Recipients may not exceed 1.00% (on an annualized basis) of the Fund's average net assets attributable to the Class C shares for that quarter; and provided further that no fee may be paid in excess of the expenses as set forth in the quarterly written report. Thus, neither the Class A
Plan nor the Class C Plan provide for the payment of distribution and/or service fees in subsequent quarters that relate to expenses incurred in prior quarters.

     From time to time, the Distributor may engage in activities which jointly promote the sale of shares of one or both classes of shares, the costs of which may not be readily identifiable as related to any one class. Generally, the expenses attributable to joint distribution activities will be allocated among each class of shares on the basis of its respective net assets.

     Each plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the plan, or the Rule 12b-1 Related Agreement, as applicable. In addition, both plans, and any Rule
12b-1 Related Agreement, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the applicable class of shares to which the plan relates, or by vote of a majority of Disinterested Directors (on not more than sixty (60) days' written notice in the case of the Rule
12b-1 Related Agreement only).

            TAX SHELTERED RETIREMENT PLANS

     The Fund offers, through Firstar Trust Company in its capacity as custodian of Fund assets (the
"Custodian"), several qualified retirement plans for adoption by individuals and employers. Participants in these plans can accumulate shares of the Fund on a tax deferred basis. Contributions to these plans are generally tax deductible and earnings are tax deferred until distributed. A complete description of the various plans, as well as a description of the applicable service fees, are available from the Fund and may be obtained by calling 1-800-407-7298 or writing to the Fund at Oak Ridge Growth Fund, c/o
Firstar Trust Company, P. O. Box 701, Milwaukee,
Wisconsin 53201-0701.


 INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
 TREATMENT


     The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed on a timely basis.


     For federal income tax purposes, all dividends paid by the Fund and net realized short-term capital gains are taxable as ordinary income whether reinvested or received in cash unless you are exempt from taxation or entitled to a tax deferral. Distributions paid by the Fund from net realized long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as such. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you will not be required to pay federal income taxes on the amounts distributed to you.


     Dividends are usually paid, and capital gains, if any, are usually distributed annually in December.
When a dividend or capital gain is distributed, the Fund's net asset value will decrease by the amount of the payment. A dividend paid shortly after the purchase of shares will reduce the net asset value of the shares purchased by the amount of the dividend.
All dividends or capital gains distributions will automatically be reinvested in shares of the Fund at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at Oak Ridge Growth Fund, c/o Firstar Trust
Company, P. O. Box 701, Milwaukee, Wisconsin 53201-
0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

     If you do not furnish the Fund with your correct social security number or employer identification number, the Fund is required by federal law to withhold federal income tax at a rate of 31% from your distributions and redemption proceeds.

     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

                   FUND ORGANIZATION

     The Corporation was organized as a Maryland corporation on October 15, 1993. The Corporation is authorized to issue 500,000,000, $.01 par value shares of common stock and series and classes of series of shares of common stock. The Fund, which has been allocated 100,000,000 of those shares, is the first and presently, the only series of the Corporation. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the Custodian, and in effect each series will be a separate fund. Of the 100,000,000 shares allocated to the Fund, 50,000,000 shares have been designated Class A shares and 50,000,000 shares have been designated Class C shares. Each class of shares of the Fund represents an interest in the Fund's assets and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads and has exclusive voting rights on matters pertaining to the distribution plan for that class.

     Each share, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series or class of shares affected, and matters affecting only one series or class are voted upon only by that series or class. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so, and in such event, the holders of the remaining shares will not be able to elect any person or persons to the board of directors.

     The Corporation will not hold annual shareholders' meetings except when required by the 1940 Act. The
Corporation has adopted procedures in its Bylaws for the removal of directors by the shareholders. As of February 28, 1998, no person owned a controlling interest in the Fund.


     Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor, the Administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Advisor and the Administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers.

                     ADMINISTRATOR

     Pursuant to separate Administration and Accounting
Service Agreements, Firstar Trust Company (the
"Administrator"), Mutual Fund Services, Third Floor,
615 East Michigan Street, Milwaukee, Wisconsin 53202, calculates the daily net asset value of each class of shares, prepares and files all federal and state tax returns, oversees the Fund's insurance relationships, participates in the preparation of registration statements, proxy statements and reports, prepares compliance filings relating to the registration of the securities of the Fund pursuant to state securities laws, compiles data for and prepares notices to the SEC, prepares the financial statements for the annual and semi-annual reports, monitors the Fund's expense accruals and performs securities valuations, monitors the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, monitors compliance with the Fund's investment policies and restrictions and generally assists in the Fund's administrative operations. The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration and Accounting Service Agreements. For the foregoing services and until the Fund's net assets total $25 million, the Administrator receives from the Fund the following aggregate fees, computed daily and payable monthly based on the Fund's aggregate average net assets: (a) pursuant to the Administration Agreement, the Administrator receives an aggregate fee at the annual rate of .05 of 1% on the first $100 million of average net assets, .04 of 1% on the next $400 million of average net assets and .03 of 1% on average net assets in excess of $500 million, subject to an annual aggregate minimum of $45,000, plus out of pocket expenses; and (b) pursuant to the Accounting Service
Agreement, the Administrator receives an aggregate fee of $27,500 for the first $40 million of average net assets, .01 of 1% on the next $200 million of average net assets and .005 of 1% on the balance, plus out of pocket expenses.


       CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR


     Firstar Trust Company, Mutual Fund Services, Third
Floor, 615 East Michigan Street, Milwaukee, Wisconsin
53202, acts as Custodian of the Fund's assets and as Transfer Agent for the Fund's shares. Oak Ridge
Investments, Inc., an affiliate of the Advisor and the Fund, acts as the Distributor of the Fund's shares.

                PORTFOLIO TRANSACTIONS

     As provided in the Investment Advisory Agreement, the Advisor is responsible for the Fund's portfolio decisions and the placing of portfolio transactions.
In executing such transactions, the Advisor seeks to obtain the best net results for the Fund. Pursuant to guidelines adopted by the Corporation's Board of Directors, on behalf of the Fund, and in accordance with rules of the SEC, Oak Ridge Investments, Inc., the Fund's Distributor and an affiliate of the Advisor and the Fund, may serve as a broker for the Fund; however, in order for the Distributor to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the Distributor must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on any exchange during a comparable period of time. This standard allows the Distributor to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction.

           COMPARISON OF INVESTMENT RESULTS

     Each class may, from time to time, compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature and advertisements. The results may be calculated on the basis of average annual total return, total return or cumulative total return.


     Average annual total return and total return figures assume the reinvestment of all dividends and measure the net investment income generated by, and the effect of, any realized and unrealized appreciation or depreciation of the underlying investments in the Fund over a specified period of time. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects the applicable class' performance over a stated period of time. All performance figures for Class A shares reflect the deduction of the 4.25% maximum initial sales charge. Average annual total return, total return and cumulative total return are based upon the historical results of the Fund and are not necessarily representative of the future performance of the Fund.

     The Fund reserves the right to change any of its policies, practices and procedures described in this Prospectus, including the Statement of Additional
Information, without shareholder approval except in those instances where shareholder approval is expressly required.

DIRECTORS                          INDEPENDANT ACCOUNTANTS

David M. Klaskin                   Price Waterhouse LLP
Samuel Wegbreit                    100 East Wisconsin Avenue
Daniel A. Kaplan                   Milwaukee, Wisconsin 53202
Dr. A. Charlene Sullivan
Martin Z. Craig


OFFICERS                           LEGAL COUNSEL

David M. Klaskin                   Godfrey & Kahn, S.C.
President                          780 North Water Street
                                   Milwaukee, Wisconsin 53202
Samuel Wegbreit
Chairman of the Board

Mark C. Pappas
Secretary


INVESTMENT ADVISOR

Oak Ridge Investments, LLC
10 South LaSalle Street, Suite 1050
Chicago, IL  60603


DISTRIBUTOR


Oak Ridge Investments, Inc.
10 South LaSalle Street, Suite 1050
Chicago, IL  60603


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

Firstar Trust Company
Mutual Fund Services
Third Floor
615 East Michigan Street
Milwaukee, WI  53202

              STATEMENT OF ADDITIONAL INFORMATION

                     Oak Ridge Growth Fund
                          a series of
                     Oak Ridge Funds, Inc.
                          sponsored by
                   Oak Ridge Investments, LLC

                         P. O. Box 701
                Milwaukee, Wisconsin 53201-0701
                         1-800-407-7298


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Oak Ridge Growth Fund (the "Fund"), a series of Oak Ridge Funds, Inc. (the "Corporation"), dated March 31, 1998. The Fund and the Corporation were formerly known as the O.R.I. Growth Fund and O.R.I. Funds, Inc., respectively. Requests for copies of the Prospectus should be made by writing to the Fund at the address listed above or by calling 1-800-407-
7298.


This Statement of Additional Information is dated March 31, 1998.

                     OAK RIDGE GROWTH FUND



                       TABLE OF CONTENTS

                                                         Page No.


INVESTMENT RESTRICTIONS                                         3
INVESTMENT POLICIES AND TECHNIQUES                              4
DIRECTORS AND OFFICERS OF THE CORPORATION                      13
PRINCIPAL SHAREHOLDERS                                         14
INVESTMENT ADVISOR AND DISTRIBUTOR                             15
DISTRIBUTION PLANS                                             16
PORTFOLIO TRANSACTIONS AND BROKERAGE                           18
CUSTODIAN                                                      19
TRANSFER AGENT                                                 19
TAXES                                                          19
DETERMINATION OF NET ASSET VALUE                               20
SHAREHOLDER MEETINGS                                           20
PERFORMANCE INFORMATION                                        20
INDEPENDENT ACCOUNTANTS                                        22
FINANCIAL STATEMENTS                                           22
APPENDIX                                                      A-1


       No  person  has  been  authorized  to  give  any
information or to make any representations  other  than
those   contained  in  this  Statement  of   Additional
Information  and the Prospectus dated March  31,  1998,
and   if   given   or   made,   such   information   or
representations may not be relied upon as having been authorized by the Fund.

                   ________________

      This Statement of Additional Information does not constitute an offer to sell securities.

                INVESTMENT RESTRICTIONS

     The  investment objective of the Oak Ridge  Growth
Fund (the "Fund") is to seek capital appreciation.  The
Fund's  investment objective and policies are described
in   detail   in  the  Prospectus  under  the   caption
"INVESTMENT OBJECTIVE AND POLICIES."  The following  is
a  complete  list of the Fund's fundamental  investment
restrictions   which   cannot   be   changed    without
shareholder approval.

     The Fund may not:

          1.   With respect to 75% of its total assets,
     purchase   securities  of   any   issuer   (except
     securities of the U.S. government or any agency or instrumentality thereof) if such action would cause more than 5% of the Fund's total assets to be invested in securities of any one issuer, or purchase more than 10% of the outstanding voting securities of any one issuer.

          2.    Borrow  money  except  from  banks  for
     temporary or emergency purposes (but not for the purpose of purchase of investments) and then, only in an amount not to exceed 33 1/3% of the value of the Fund's net assets at the time the borrowing is incurred; provided however, the Fund may engage in transactions in options, futures contracts and options on futures contracts. The Fund may not purchase securities when borrowings exceed 5% of its total assets.

          3. Act as an underwriter of another issuer's securities except for the sale of restricted securities.

          4.     Pledge,   mortgage,   hypothecate   or
     otherwise encumber any of its assets, except to secure permitted borrowings and except that the Fund may invest in options, futures contracts and options on futures contracts.

          5.    Make  loans,  except  through  (i)  the
     purchase of investments permissible under the Fund's investment policies, or (ii) the lending of portfolio securities provided that no such loan of portfolio securities may be made by it if, as a result, the aggregate of such loans would exceed
     5% of the value of the Fund's total assets.

          6.  Purchase any securities on margin, except
     for  the  use  of short-term credit necessary  for
     clearance  of  purchases of portfolio  securities,
     the   payment  of  initial  and  variation  margin
     deposits in connection with futures contracts and options thereon, and the purchase and sale of options.

          7. Purchase, hold or deal in commodities or commodity contracts (except that the Fund may engage in futures and options on futures), or purchase or sell real estate including real estate limited partnerships, other than, to the extent permitted under the Fund's investment policies, instruments secured by real estate or interests therein or instruments issued by entities that invest in real estate or interests therein.

          8. Issue senior securities. For purposes of this investment restriction, the futures, options and borrowing actions permitted under the Fund's investment policies are not deemed to be the issuance of senior securities.

          9. Concentrate more than 25% of the value of its total assets (taken at market value at the time of each investment) in securities of issuers whose principal business activities are in the same industry or group of industries.

     With  the  exception of the investment restriction
set out in item 2 above, if a percentage restriction is
adhered  to at the time of investment, a later increase
in  percentage resulting from a change in market  value
of   the  investment  or  the  total  assets  will  not
constitute a violation of that restriction.

     The   following  investment  limitations  may   be
changed by the Corporation's Board of Directors without shareholder approval.

     The Fund may not:

          1. Invest in illiquid securities (i.e., securities that are not readily marketable) if, as a result of such investments, more than 5% of the Fund's net assets (taken at market value at the time of each investment) would be invested in illiquid securities.


          2. Invest in any investment company, except to the extent permitted under the Investment
     Company Act of 1940, as amended (the "1940 Act").


          3. Enter into futures contracts or related options if more than 5% of the Fund's net assets would be represented by futures contracts or related options, or more than 5% of the Fund's net assets would be committed to initial margin and premiums on futures contracts and related options.

          INVESTMENT POLICIES AND TECHNIQUES

     The    following   information   supplements   the
discussion of the Fund's investment objective, policies and techniques that are described in the Prospectus under the captions "INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT TECHNIQUES AND RISKS."

Illiquid Securities

     The Fund may invest up to 5% of its net assets  in
illiquid  securities  (i.e., securities  that  are  not
readily marketable).  For purposes of this restriction,
illiquid  securities include, but are not  limited  to,
restricted securities (i.e., securities the disposition
of  which  is  restricted under the federal  securities
laws), securities which may only be resold pursuant  to
Rule  144A under the Securities Act of 1933, as amended
(the  "Securities  Act"),  repurchase  agreements  with
maturities in excess of seven days and other securities
that   are  not  readily  marketable.   The  Board   of
Directors or its delegate has the ultimate authority to
determine, to the extent permissible under the  federal
securities  laws,  which  securities  are   liquid   or
illiquid  for purposes of this 5% limitation.   Certain
securities  exempt  from  registration  or  issued   in
transactions   exempt  from  registration   under   the
Securities Act, including securities that may be resold to institutional investors pursuant to Rule 144A under the Securities Act, may be considered liquid under guidelines adopted by the Board.

     The  Board  of  Directors of the  Corporation  has
delegated   to  Oak  Ridge  Investments,  LLC   (   the
"Advisor"), the Fund's investment advisor, the  day-to-
day  determination of the liquidity  of  any  security,
although   it  has  retained  oversight  and   ultimate
responsibility  for such determinations.   Although  no
definitive  liquidity criteria are used, the  Board  of
Directors  has  directed the Advisor to  look  to  such
factors  as (i) the nature of the market for a security
(including  the  institutional private resale  market),
(ii)   the   terms  of  certain  securities  or   other
instruments  allowing for the disposition  to  a  third
party  or  the issuer thereof (e.g., certain repurchase
obligations   and   demand  instruments),   (iii)   the
availability of market quotations (e.g., for securities quoted in the PORTAL system) and (iv) other permissible relevant factors.

     Restricted   securities  may  be  sold   only   in
privately  negotiated  transactions  or  in  a   public
offering with respect to which a registration statement
is   in   effect  under  the  Securities  Act.    Where
registration is required, the Fund may be obligated  to
pay  all  or  part of the registration expenses  and  a
considerable period may elapse between the time of  the
decision to sell and the time the Fund may be permitted
to  sell  a  security  under an effective  registration
statement.  If,  during such a period,  adverse  market
conditions  were to develop, the Fund  might  obtain  a
less favorable price than prevailed when it decided  to
sell.   Restricted securities will be  priced  at  fair
value  as  determined in good faith  by  the  Board  of
Directors   of  the  Corporation.   If,   through   the
appreciation   of   restricted   securities   or    the
depreciation  of  unrestricted  securities,  the   Fund
should be in a position where more than 5% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Short-Term Fixed Income Securities

     The  Fund  may  invest,  for  temporary  defensive
purposes, pending investment or reinvestment  of  funds
and  to meet anticipated redemption requests, up to 35%
of   its   total  assets  in  short-term  fixed  income
securities,    including   without   limitation,    the
following:


          1.   U.S.  government  securities,  including
     bills,  notes and bonds differing as  to  maturity
     and  rate of interest, which are either issued  or
     guaranteed  by  the  U.S.  Treasury  or  by   U.S.
     government  agencies  or instrumentalities.   U.S.
     government  agency  securities include  securities
     issued  by (a) the Federal Housing Administration,
     Farmers Home Administration, Export-Import Bank of
     the  United  States, Small Business Administration
     and  the Government National Mortgage Association,
     whose  securities are supported by the full  faith
     and  credit of the United States; (b) the  Federal
     Home Loan Banks, Federal Intermediate Credit Banks
     and   the   Tennessee  Valley   Authority,   whose
     securities  are  supported by  the  right  of  the
     agency  to borrow from the U.S. Treasury; (c)  the
     Federal   National  Mortgage  Association,   whose
     securities  are  supported  by  the  discretionary
     authority  of  the  U.S.  government  to  purchase
     certain    obligations   of    the    agency    or
     instrumentality;   and  (d)   the   Student   Loan
     Marketing     Association,    the    Interamerican
     Development  Bank and the International  Bank  for
     Reconstruction  and Development, whose  securities
     are supported only by the credit of such agencies.
     While   the  U.S.  government  provides  financial
     support to such U.S. government-sponsored agencies
     or  instrumentalities, no assurance can  be  given
     that  it  always will do so since  it  is  not  so
     obligated  by  law.   The  U.S.  government,   its
     agencies  and  instrumentalities do not  guarantee
     the   market   value  of  their  securities,   and
     consequently, the value of such securities may fluctuate.


          2.   Certificates of deposit  issued  against
     funds deposited in a U.S. bank or savings and loan
     association.  Such certificates are for a definite
     period  of  time, earn a specified rate of  return
     and are normally negotiable.  If such certificates
     of   deposit  are  non-negotiable,  they  will  be
     considered  illiquid securities and be subject  to
     the  Fund's  5%  restriction  on  investments   in
     illiquid securities.  Pursuant to a certificate of
     deposit,  the  issuer agrees  to  pay  the  amount
     deposited  plus  interest to  the  bearer  of  the
     certificate on the date specified thereon.   Under
     current  FDIC  regulations, the maximum  insurance
     payable  as  to any one certificate of deposit  is
     $100,000;   therefore,  certificates  of   deposit
     purchased by the Fund will not generally be fully insured.


          3. Bank time deposits, which are monies kept on deposit with U.S. banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.


          4.  Bankers' acceptances which are short-term
     credit  instruments  used  to  finance  commercial
     transactions.  Generally, an acceptance is a  time
     draft  drawn  on  a  bank by  an  exporter  or  an
     importer to obtain a stated amount of funds to pay
     for  specific  merchandise.   The  draft  is  then
     "accepted"   by   a   bank   that,   in    effect,
     unconditionally guarantees to pay the  face  value
     of  the  instrument  on its  maturity  date.   The
     acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.


          5.   Repurchase agreements entered into  only
     with   respect   to  obligations   of   the   U.S.
     government, its agencies or instrumentalities.  In
     such a transaction, at the time the Fund purchases
     the  security, it simultaneously agrees to  resell
     and redeliver the security to the seller, who also
     simultaneously agrees to buy back the security  at
     a   fixed   price  and  time.   This   assures   a
     predetermined  yield  for  the  Fund  during   its
     holding  period since the resale price  is  always
     greater  than the purchase price and  reflects  an
     agreed-upon market rate.  Such transactions afford
     an  opportunity for the Fund to invest temporarily
     available  cash.  Repurchase  agreements  may   be
     considered loans to the seller, collateralized  by
     the underlying securities. The risk to the Fund is
     limited  to the ability of the seller to  pay  the
     agreed-upon  sum on the repurchase  date;  in  the
     event   of   default,  the  repurchase   agreement
     provides  that the Fund is entitled  to  sell  the
     underlying  collateral.   If  the  value  of   the
     collateral declines after the agreement is entered
     into, however, and if the seller defaults under  a
     repurchase  agreement  when  the  value   of   the
     underlying  collateral is less than the repurchase
     price,  the  Fund  could  incur  a  loss  of  both
     principal and interest.  The Advisor monitors  the
     value   of   the  collateral  at  the   time   the
     transaction  is  entered into  and  at  all  times
     during the term of the repurchase agreement.   The

     Advisor does so in an effort to determine that the
     value  of the collateral always equals or  exceeds
     the agreed-upon repurchase price to be paid to the
     Fund.   If  the  seller were to be  subject  to  a
     federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.


          6.   Commercial  paper and  commercial  paper
     master notes (which are demand instruments without
     a  fixed maturity bearing interest at rates  which
     are fixed to known lending rates and automatically
     adjusted when such lending rates change) rated A-1
     or higher by Standard & Poor's Corporation, Prime-
     1  or higher by Moody's Investors Service, D-2  or
     higher by Duff & Phelps, Inc. or F-2 or higher  by
     Fitch  IBCA Information, Inc.  Master demand notes
     are  direct lending arrangements between the  Fund
     and  a  corporation.  There is no secondary market
     for  such  notes; however, they are redeemable  by
     the  Fund  at any time.  The Advisor will consider
     the  financial condition of the corporation (e.g.,
     earning  power,  cash  flow  and  other  liquidity
     ratios)   and   will  continuously   monitor   the
     corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand.

Derivative Instruments

     In  General.  The Fund may invest up to 5% of  its
net assets in derivative instruments.  The Fund may use
derivative   instruments   for   any   lawful   purpose
consistent with the Fund's investment objective such as
hedging  or  managing  risk, but not  for  speculation.
Derivative instruments are commonly defined to  include
securities  or  contracts whose  value  depend  on  (or
"derive"  from) the value of one or more other  assets,
such  as securities, currencies or commodities.   These
"other assets" are commonly referred to as "underlying assets."


     A  derivative instrument generally consists of, is
based  upon  or  exhibits  characteristics  similar  to
options  or  forward  contracts.  Options  and  forward
contracts  are  considered to be  the  basic  "building
blocks"  of  derivatives.  For  example,  forward-based
derivatives  include forward contracts, swap  contracts
and  exchange-traded futures. Option-based  derivatives
include  privately negotiated, over-the-counter ("OTC")
options (including caps, floors, collars and options on
forward and swap contracts) and exchange-traded options
on  futures.   Diverse  types  of  derivatives  may  be
created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.


     An option is a contract in which the "holder" (the
buyer)  pays  a certain amount (the "premium")  to  the
"writer" (the seller) to obtain the right, but not  the
obligation,  to buy from the writer (in  a  "call")  or
sell to the writer (in a "put") a specific asset at  an
agreed  upon  price at or before a certain  time.   The
holder pays the premium at inception and has no further
financial  obligation.  The holder of  an  option-based
derivative   generally  will  benefit  from   favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.


     A  forward  is  a sales contract between  a  buyer
(holding the "long" position) and a seller (holding the
"short"  position) for an asset with delivery  deferred
until  a future date.  The buyer agrees to pay a  fixed
price  at the agreed future date and the seller  agrees
to deliver the asset.  The seller hopes that the market
price on the delivery date is less than the agreed upon
price,  while  the buyer hopes for the  contrary.   The
change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.


     Hedging.   The Fund may use derivative instruments
to  protect  against possible adverse  changes  in  the
market  value of securities held in, or anticipated  to
be held in, the Fund's portfolio.  Derivatives may also
be  used  by  the  Fund to "lock-in" its  realized  but
unrecognized  gains  in  the  value  of  its  portfolio
securities.   Hedging strategies,  if  successful,  can
reduce   the  risk  of  loss  by  wholly  or  partially
offsetting  the  negative effect of  unfavorable  price
movements  in  the investments being hedged.   However,
hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.


     Managing  Risk.  The Fund may also use  derivative
instruments   to  manage  the  risks  of   the   Fund's
portfolio. Risk management strategies include, but  are
not  limited  to,  facilitating the sale  of  portfolio
securities, managing the
effective maturity or duration
of   debt   obligations   in  the   Fund's   portfolio,
establishing a position in the derivatives markets as a substitute for buying or selling certain securities or creating or altering exposure to certain asset classes, such as equity, debt and foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for the Fund to invest than "traditional" securities (i.e., stocks or bonds) would.

     Exchange    or   OTC   Derivatives.     Derivative
instruments  may be exchange-traded or  traded  in  OTC
transactions  between private parties.  Exchange-traded
derivatives   are  standardized  options  and   futures
contracts  traded  in an auction  on  the  floor  of  a
regulated  exchange.  Exchange contracts are  generally
liquid.  The exchange clearinghouse is the counterparty
of  every  contract.  Thus, each holder of an  exchange
contract  bears  the credit risk of  the  clearinghouse
(and  has the benefit of its financial strength) rather
than  that  of  a  particular counterparty.   Over-the-
counter transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

     Risks  and  Special Considerations.   The  use  of
derivative  instruments  involves  risks  and   special
considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

     (1)  Market Risk.  The primary risk of derivatives
is  the  same  as  the  risk of the underlying  assets;
namely, that the value of the underlying asset  may  go
up  or  down.   Adverse movements in the  value  of  an
underlying  asset  can  expose  the  Fund  to   losses.
Derivative instruments may include elements of leverage
and,  accordingly, the fluctuation of the value of  the
derivative  instrument in relation  to  the  underlying
asset   may  be  magnified.   The  successful  use   of
derivative  instruments  depends  upon  a  variety   of
factors, particularly the Advisor's ability to  predict
movements of the securities, currencies and commodities
markets,   which   requires   different   skills   than
predicting   changes  in  the  prices   of   individual
securities.   There  can  be  no  assurance  that   any
particular  strategy adopted will succeed.  A  decision
to  engage in a derivative transaction will reflect the
Advisor's judgment that the derivative transaction will
provide value to the Fund and its shareholders  and  is
consistent   with  the  Fund's  objectives,  investment
limitations and operating policies.  In making  such  a
judgment,  the  Advisor will analyze the  benefits  and
risks  of the derivative transaction and weigh them  in
the   context  of  the  Fund's  entire  portfolio   and
investment objective.


     (2)  Credit Risk.  The Fund will be subject to the
risk  that a loss may be sustained as a result  of  the
failure of a counterparty to comply with the terms of a
derivative  instrument.   The  counterparty  risk   for
exchange-traded  derivative  instruments  is  generally
less  than  for privately-negotiated or OTC  derivative
instruments,  since generally a clearing agency,  which
is  the  issuer or counterparty to each exchange-traded
instrument,  provides a guarantee of performance.   For
privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.


     (3)    Correlation   Risk.   When   a   derivative
transaction   is  used  to  completely  hedge   another
position,  changes in the market value of the  combined
position  (the derivative instrument plus the  position
being  hedged)  result  from an  imperfect  correlation
between  the  price movements of the  two  instruments.
With  a  perfect  hedge,  the  value  of  the  combined
position remains unchanged for any change in the  price
of  the underlying asset.  With an imperfect hedge, the
value  of  the derivative instrument and its hedge  are
not perfectly correlated.  Correlation risk is the risk
that  there might be imperfect correlation, or even  no
correlation,  between price movements of an  instrument
and  price movements of investments being hedged.   For
example,  if the value of a derivative instrument  used
in a short hedge (such as writing a call option, buying
a  put  option or selling a futures contract) increased
by  less  than  the  decline in  value  of  the  hedged
investments,   the   hedge  would  not   be   perfectly
correlated.  Such a lack of correlation might occur due
to  factors  unrelated to the value of the  investments
being hedged, such as speculative or other pressures on
the markets in which these instruments are traded.  The
effectiveness  of hedges using instruments  on  indices
will  depend,  in
part, on the degree  of  correlation
between   price  movements  in  the  index  and   price
movements in the investments being hedged.


     (4)  Liquidity Risk.  Derivatives are also subject
to  liquidity risk.  Liquidity risk is the risk that  a
derivative  instrument cannot be sold,  closed  out  or
replaced  quickly at or very close to  its  fundamental
value.   Generally, exchange contracts are very  liquid
because  the exchange clearinghouse is the counterparty
of  every  contract.  OTC transactions are less  liquid
than  exchange-traded derivatives since they often  can
only  be  closed  out  with  the  other  party  to  the
transaction.  The Fund might be required by  applicable
regulatory requirements to maintain assets as  "cover,"
maintain   segregated  accounts  and/or   make   margin
payments   when   it  takes  positions  in   derivative
instruments  involving  obligations  to  third  parties
(i.e.,  instruments other than purchased options).   If
the  Fund is unable to close out its positions in  such
instruments,  it  might  be  required  to  continue  to
maintain  such assets or accounts or make such payments
until  the position expired, matured or is closed  out.
The  requirements  might impair the Fund's  ability  to
sell  a portfolio security or make an investment  at  a
time when it would otherwise be favorable to do so,  or
require  that the Fund sell a portfolio security  at  a
disadvantageous time.  The Fund's ability  to  sell  or
close  out  a  position  in  an  instrument  prior   to
expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position.
Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.


     (5)   Legal Risk.  Legal risk is the risk of  loss
caused  by  the  legal unenforceability  of  a  party's
obligations  under  the  derivative.   While  a   party
seeking   price  certainty  agrees  to  surrender   the
potential  upside in exchange for downside  protection,
the  party  taking the risk is looking for  a  positive
payoff.   Despite this voluntary assumption of risk,  a
counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.


     (6)     Systemic   or   "Interconnection"    Risk.
Interconnection risk is the risk that a  disruption  in
the  financial markets will cause difficulties for  all
market  participants.  In other words, a disruption  in
one  market will spill over into other markets, perhaps
creating a chain reaction.  Much of the OTC derivatives
market  takes  place among the OTC dealers  themselves,
thus  creating a large interconnected web of  financial
obligations.    This  interconnectedness   raises   the
possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.


     General   Limitations.   The  use  of   derivative
instruments is subject to applicable regulations of the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission
(the "CFTC") and various state regulatory authorities.


     The  Corporation has filed a notice of eligibility
for   exclusion  from  the  definition  of   the   term
"commodity  pool  operator"  with  the  CFTC  and   the
National Futures Association, which regulate trading in
the  futures markets.  In accordance with Rule  4.5  of
the regulations under the Commodities Exchange Act (the
"CEA"), the notice of eligibility for the Fund includes
representations   that  the  Fund  will   use   futures
contracts  and  related options solely  for  bona  fide
hedging   purposes   within   the   meaning   of   CFTC
regulations,  provided that the  Fund  may  hold  other
positions in futures contracts and related options that
do  not qualify as a bona fide hedging position if  the
aggregate initial margin deposits and premiums required
to  establish these positions, less the amount by which
any   such   futures  contracts  and  related   options
positions are "in the money," do not exceed 5% of the Fund's net assets. Adherence to these guidelines does not, however, limit the Fund's risk to 5% of the Fund's assets.


     The  SEC  has identified certain trading practices
involving  derivative  instruments  that  involve   the
potential for leveraging the Fund's assets in a  manner
that  raises  issues under the 1940 Act.  In  order  to
limit  the  potential for the leveraging of the  Fund's
assets,  as  defined under the 1940 Act,  the  SEC  has
stated   that  the  Fund  may  use  coverage   or   the
segregation of the Fund's assets.  The Fund  will  also
set  aside  permissible liquid assets in  a  segregated
custodial account if required to do so by SEC and  CFTC
regulations.   Assets  used  as  cover  or  held  in  a
segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     In some cases the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and by reference to the nature of the exposure arising from the assets set aside in the segregated account.


     Options.  The Fund may use options for any  lawful
purpose consistent with the Fund's investment objective
such   as   hedging  or  managing  risk  but  not   for
speculation.   An  option is a contract  in  which  the
"holder"  (the  buyer)  pays  a  certain  amount   (the
"premium")  to the "writer" (the seller) to obtain  the
right,  but not the obligation, to buy from the  writer
(in  a  "call") or sell to the writer (in  a  "put")  a
specific  asset  at an agreed upon price  (the  "strike
price" or "exercise price") at or before a certain time
(the  "expiration date").  The holder pays the  premium
at  inception and has no further financial  obligation.
The  holder  of  an option will benefit from  favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer  of an option will receive fees or premiums  but
is exposed to losses due to changes in the value of the
underlying asset.  The Fund may purchase (buy) or write
(sell)  put  and  call  options  on  assets,  such   as
securities, currencies, commodities and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.


     The  Fund may purchase (buy) and write (sell)  put
and  call  options and enter into closing  transactions
with  respect to such options to terminate an  existing
position.   The purchase of call options  serves  as  a
long hedge, and the purchase of put options serves as a
short  hedge.  Writing put or call options  can  enable
the  Fund  to enhance income by reason of the  premiums
paid  by  the purchaser of such options.  Writing  call
options   serves  as  a  limited  short  hedge  because
declines in the value of the hedged investment would be
offset  to  the  extent  of the  premium  received  for
writing   the   option.   However,  if   the   security
appreciates  to a price higher than the exercise  price
of  the call option, it can be expected that the option
will  be  exercised and the Fund will be  obligated  to
sell the security at less than its market value or will
be  obligated  to  purchase the  security  at  a  price
greater  than that at which the security must  be  sold
under the option.  All or a portion of any assets  used
as  cover for OTC options written by the Fund would  be
considered  illiquid  to  the  extent  described  under
"INVESTMENT   POLICIES   AND  TECHNIQUES   _   Illiquid
Securities."  Writing put options serves as  a  limited
long hedge because increases in the value of the hedged
investment would be offset to the extent of the premium
received  for  writing  the option.   However,  if  the
security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.


     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.

     The  Fund  may effectively terminate its right  or
obligation under an option by entering into  a  closing
transaction.   For example, the Fund may terminate  its
obligation under a call or put option that it had written by purchasing an identical call or put option;
this  is  known  as  a  closing  purchase  transaction.
Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The  Fund  may  purchase or write  both  exchange-
traded  and  OTC options.  Exchange-traded options  are
issued  by a clearing organization affiliated with  the
exchange on which the option is listed that, in effect,
guarantees  completion of every exchange-traded  option
transaction.   In contrast, OTC options  are  contracts
between the Fund and the other party to the transaction
("counterparty")  (usually a  securities  dealer  or  a
bank)  with no clearing organization guarantee.   Thus,
when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option.
Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.


     The  Fund's  ability to establish  and  close  out
positions  in  exchange-listed options depends  on  the
existence  of  a  liquid market.  The Fund  intends  to
purchase  or  write only those exchange-traded  options
for  which  there  appears to  be  a  liquid  secondary
market.  However, there can be no assurance that such a
market  will  exist  at any particular  time.   Closing
transactions  can  be  made for  OTC  options  only  by
negotiating  directly with the counterparty,  or  by  a
transaction in the secondary market if any such  market
exists.   Although the Fund will enter into OTC options
only  with  counterparties  that  are  expected  to  be
capable of entering into closing transactions with  the
Fund, there is no assurance that the Fund will in  fact
be able to close out an OTC option at a favorable price
prior to expiration.  In the event of insolvency of the
counterparty, the Fund might be unable to close out  an
OTC   option  position  at  any  time  prior   to   its
expiration.   If  the  Fund were  unable  to  effect  a
closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

     The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

     The  writing and purchasing of options is a highly
specialized    activity   that   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging.

     Spread  Transactions.  The  Fund  may  use  spread
transactions for any lawful purpose consistent with the
Fund's investment objective such as hedging or managing
risk,  but not for speculation.  The Fund may  purchase
covered  spread options from securities dealers.   Such
covered  spread  options  are not  presently  exchange-
listed  or exchange-traded.  The purchase of  a  spread
option  gives  the Fund the right to put,  or  sell,  a
security that it owns at a fixed dollar spread or fixed
yield  spread in relationship to another security  that
the  Fund  does  not  own,  but  which  is  used  as  a
benchmark.  The risk to the Fund in purchasing  covered
spread options is the cost of the premium paid for  the
spread  option and any transaction costs.  In addition,
there is no assurance that closing transactions will be
available.  The purchase of spread options will be used
to   protect  the  Fund  against  adverse  changes   in
prevailing  credit  quality spreads  (i.e.,  the  yield
spread   between   high  quality  and   lower   quality
securities).   Such protection is only provided  during
the life of the spread option.


     Futures  Contracts.   The  Fund  may  use  futures
contracts  for any lawful purpose consistent  with  the
Fund's   investment  objective  such  as  hedging   and
managing  risk but not for speculation.  The  Fund  may
enter  into futures contracts, including interest  rate
and  index futures.  The Fund may also purchase put and
call  options, and write covered put and call  options,
on  futures  in  which it is allowed  to  invest.   The
purchase  of futures or call options thereon can  serve
as  a  long  hedge,  and the sale  of  futures  or  the
purchase  of put options thereon can serve as  a  short
hedge.    Writing  covered  call  options  on   futures
contracts  can  serve  as a limited  short  hedge,  and
writing  covered put options on futures  contracts  can
serve as a limited long hedge, using a strategy similar
to that used for writing covered options in securities.
The Fund's hedging may include purchases of futures  as
an  offset against the effect of expected increases  in
currency exchange rates and securities prices and sales
of  futures as an offset against the effect of expected
declines  in  currency  exchange rates  and  securities
prices.  The Fund may also write put options on futures
contracts  while  at  the  same  time  purchasing  call
options  on  the  same futures contracts  in  order  to
create  synthetically a long futures contract position.
Such  options  would have the same  strike  prices  and
expiration  dates.   The  Fund  will  engage  in   this
strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.


     To  the extent required by regulatory authorities,
the  Fund  may  enter into futures contracts  that  are
traded   on   national  futures   exchanges   and   are
standardized   as  to  maturity  date  and   underlying
financial  instrument.  Futures exchanges  and  trading
are  regulated  under the CEA by  the  CFTC.   Although
techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market, currency or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     An interest rate futures contract provides for the
future sale by one party and purchase by another  party
of   a   specified  amount  of  a  specific   financial
instrument  (e.g.,  debt security) or  currency  for  a
specified  price at a designated date, time and  place.
An  index futures contract is an agreement pursuant  to
which the parties agree to take or make delivery of  an
amount  of  cash  equal to the difference  between  the
value of the index at the close of the last trading day
of  the  contract  and the price  at  which  the  index
futures  contract was originally written.   Transaction
costs are incurred when a futures contract is bought or
sold and margin deposits must be maintained.  A futures
contract  may be satisfied by delivery or purchase,  as
the  case may be, of the instrument or the currency  or
by  payment  of  the change in the cash  value  of  the
index.  More commonly, futures contracts are closed out
prior  to  delivery  by  entering  into  an  offsetting
transaction  in a matching futures contract.   Although
the  value of an index might be a function of the value
of  certain specified securities, no physical  delivery
of   those  securities  is  made.   If  the  offsetting
purchase  price is less than the original  sale  price,
the  Fund  realizes  a gain; if it is  more,  the  Fund
realizes  a  loss.  Conversely, if the offsetting  sale
price  is  more than the original purchase  price,  the
Fund  realizes a gain; if it is less, the Fund realizes
a loss.  The transaction costs must also be included in
these   calculations.   There  can  be  no   assurance,
however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.


     No price is paid by the Fund upon entering into  a
futures  contract.   Instead, at  the  inception  of  a
futures contract, the Fund is required to deposit in  a
segregated account with its custodian, in the  name  of
the  futures  broker through whom the  transaction  was
effected,  "initial margin," consisting of  cash,  U.S.
government securities or other liquid debt obligations,
in  an  amount generally equal to 10% or  less  of  the
contract  value.   Margin must also be  deposited  when
writing a call or put option on a futures contract,  in
accordance  with  applicable  exchange  rules.   Unlike
margin  in  securities transactions, initial margin  on
futures  contracts does not represent a borrowing,  but
rather is in the nature of a performance bond or  good-
faith  deposit  that is returned to  the  Fund  at  the
termination  of  the  transaction  if  all  contractual
obligations   have  been  satisfied.    Under   certain
circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.


     Subsequent "variation margin" payments are made to
and  from the futures broker daily as the value of  the
futures position varies, a process known as "marking to
market."   Variation margin does not involve borrowing,
but  rather represents a daily settlement of the Fund's
obligations to or from a futures broker.  When the Fund
purchases an option on a future, the premium paid  plus
transaction costs is all that is at risk.  In contrast,
when the Fund purchases or sells a futures contract  or
writes  a call or put option thereon, it is subject  to
daily  variation margin calls that could be substantial
in  the event of adverse price movements.  If the  Fund
has  insufficient  cash to meet daily variation  margin
requirements,  it might need to sell  securities  at  a
time  when  such sales are disadvantageous.  Purchasers
and sellers of futures positions and options on futures
can  enter  into  offsetting  closing  transactions  by
selling  or  purchasing,  respectively,  an  instrument
identical to the instrument held or written.  Positions
in futures and options on futures may be closed only on
an exchange or board of trade that provides a secondary
market.    The  Fund  intends  to  enter  into  futures
transactions only on exchanges or boards of trade where
there   appears  to  be  a  liquid  secondary   market.
However, there can be no assurance that such a market will exist for a particular contract at a particular time.


     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.
The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

     Certain  characteristics  of  the  futures  market
might increase the risk that movements in the prices of
futures contracts or options on futures contracts might
not correlate perfectly with movements in the prices of
the   investments  being  hedged.   For  example,   all
participants  in  the futures and  options  on  futures
contracts markets are subject to daily variation margin
calls  and  might be compelled to liquidate futures  or
options on futures contracts positions whose prices are
moving  unfavorably to avoid being subject  to  further
calls.   These  liquidations could increase  the  price
volatility  of the instruments and distort  the  normal
price  relationship between the futures or options  and
the  investments  being hedged.  Also, because  initial
margin deposit requirements in the futures markets  are
less onerous than margin requirements in the securities
markets,  there  might  be increased  participation  by
speculators  in the future markets.  This participation
also  might  cause  temporary  price  distortions.   In
addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

Warrants

     The  Fund  may invest in warrants, valued  at  the
lower  of  cost  or  market, if,  after  giving  effect
thereto,  not  more than 5% of its net assets  will  be
invested  in warrants, other than warrants acquired  in
units  or  attached to other securities.  Warrants  are
options  to  purchase equity securities at  a  specific
price  for  a  specific period of time.   They  do  not
represent  ownership  of the securities  but  only  the
right  to  buy them.  Investing in warrants  is  purely
speculative in that they have no voting rights, pay  no
dividends and have no rights with respect to the assets
of  the  corporation issuing them.   In  addition,  the
value of the warrant does not necessarily change with the value of the underlying security, and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued Securities

     The Fund may from time to time invest up to 5%  of
its  net assets in securities issued on a "when-issued"
basis.   The price of securities purchased on  a  when-
issued  basis  is fixed at the time the  commitment  to
purchase  is  made, with delivery and payment  for  the
securities  occurring at a later date.   Normally,  the
settlement date occurs within 45 days of the  purchase.
During  the period between the purchase and settlement,
no  payment is made by the Fund to the issuer,  and  no
interest  is  accrued  on debt securities  or  dividend
income   is  earned  on  equity  securities.    Forward
commitments involve a risk of loss if the value of  the
security  to  be  purchased  declines  prior   to   the
settlement date, which risk is in addition to the  risk
of  decline in value of the Fund's other assets.  While
when-issued  securities  may  be  sold  prior  to   the
settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them.
At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value.


     The Fund will maintain liquid securities equal  in
value to commitments for when-issued securities.   Such
segregated  securities  either  will  mature   or,   if
necessary,  be  sold on or before the settlement  date.
When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of the securities held in the separate account described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves
(which may have a market value greater or less than the Fund's payment obligation).

Repurchase Obligations

     The Fund may enter into repurchase agreements with
respect  to  no  more than 5% of its  net  assets  with
certain  banks  and  certain non-bank  dealers.   In  a
repurchase agreement, the Fund buys a security  at  one
price  and, at the time of the sale, the seller  agrees
to  repurchase the obligation at a mutually agreed upon
time  and  price  (usually  within  seven  days).   The
repurchase  agreement, thereby,  determines  the  yield
during  the  purchaser's  holding  period,  while   the
seller's  obligation to repurchase is  secured  by  the
value  of  the  underlying security.  The Advisor  will
monitor,  on  an  ongoing  basis,  the  value  of   the
underlying  securities to ensure that the value  always
equals  or  exceeds the repurchase price  plus  accrued
interest.  Repurchase agreements could involve  certain
risks  in the event of a default or insolvency  of  the
other party to the agreement, including possible delays
or  restrictions upon the Fund's ability to dispose  of
the  underlying  securities.   Although  no  definitive
creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.

Lending of Portfolio Securities


     The Fund may lend its portfolio securities, up to 5% of its total assets, to broker-dealers or institutional investors. The loans will be secured continuously by collateral equal at least to the value of the securities lent by "marking to market" daily.
The collateral may consist of cash, government securities, letters of credit or other collateral permitted by regulatory agencies. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent.
The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. The Fund may pay reasonable custodial and administrative fees in connection with a loan. The Fund will retain the right to call, upon notice, the lent securities. While there may be delays in recovery or even loss of rights in the collateral should the borrower fail financially, the Advisor will review the creditworthiness of the entities to which loans are made to evaluate those risks.

       DIRECTORS AND OFFICERS OF THE CORPORATION

     Directors   and   officers  of  the   Corporation,
together   with  information  as  to  their   principal
business  occupations during at  least  the  last  five
years,  and  other information, are shown below.   Each
director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk.

*David  M.  Klaskin, President and a  Director  of  the
Corporation (DOB 8/6/60).

     Mr.  Klaskin  has  been the President,  Treasurer,
     Chief Investment Officer and a Managing Member  of
     the  Advisor  since  it began operations  in  July
     1997.   Mr.  Klaskin has also been the  President,
     Treasurer, Chief Investment Officer and a Director
     of   the  Advisor's  predecessor  and  the  Fund's
     principal distributor, Oak Ridge Investments, Inc.
     (the   "Distributor"),  since  its   founding   in
     September  1989.   For the eight  years  prior  to
     that, Mr. Klaskin was a Financial Consultant  with
     Shearson/Lehman Brothers responsible for  managing
     funds   for   both  individual  and  institutional
     clients.   Mr.  Klaskin  graduated  from   Indiana
     University with a B.S. in Finance.

*Samuel  Wegbreit,  Chairman of the  Board,  Treasurer,
Assistant  Secretary and a Director of the  Corporation
(DOB 9/28/57).

     Mr.  Wegbreit has been the Chairman, Secretary and
     a  Managing Member of the Advisor since July 1997.
     Mr. Wegbreit has also been the Chairman, Secretary
     and  a Director of the Distributor since September
     1989.   From April 1988 until September 1989,  Mr.
     Wegbreit  was  a self-employed Securities  Trader.
     From   1983  until  1988,  Mr.  Wegbreit   was   a
     Securities  Trader and Vice-President with  Morgan
     Stanley  & Co.  Mr. Wegbreit graduated from  Brown
     University with a B.S. in Applied Mathematics.

Daniel  A.  Kaplan, a Director of the Corporation  (DOB
4/5/60).

     Mr. Kaplan is a Certified Public Accountant and the President of Loft Development Corporation.
     Mr.  Kaplan  has been employed by Loft Development
     Corporation since 1986.

Mark  C.  Pappas,  Secretary of  the  Corporation  (DOB
5/16/68).

     Mr.  Pappas has been Senior Vice President of  the
     Advisor  since  July 1997, and has held  the  same
     position  with the Distributor since  1993.   From
     1992   until  1993,  Mr.  Pappas  was  the  Senior
     Portfolio  Analyst  for  the  General   Board   of
     Pensions  of  the United Methodist  Church.   From
     1990 until 1992, Mr. Pappas was a Consultant with the Distributor. Mr. Pappas graduated from Purdue
     University with a B.S. in Economics/Finance.

A.   Charlene  Sullivan,  Ph.D.,  a  Director  of   the
Corporation (DOB 1/21/49).

     Dr. Sullivan has been an Associate Professor of Finance at Purdue University since 1978.

Martin  Z.  Craig,  a Director of the Corporation  (DOB
9/5/54).

     Mr.  Craig has been the principal of Craig Capital
     Investments since January 1991.  From  1988  until
     1990, Mr. Craig was the Executive Vice President and a Director of HHL Financial Services, Inc.


     Except for Mr. Kaplan, Dr. Sullivan and Mr. Craig,
the  address of all of the above persons is  Oak  Ridge
Investments, LLC, 10 South LaSalle Street, Suite  1050,
Chicago, Illinois 60603.  Mr. Kaplan's address  is  641
West  Lake Street, Suite 401, Chicago, Illinois  60661;
Dr.  Sullivan's address is Purdue University,  Krannert
Center,  #217, West Lafayette, Indiana 47907;  and  Mr.
Craig's  address is 854 Bluff Street, Glencoe, Illinois
60022.


     As of February 28, 1997, officers and directors of the Corporation beneficially owned 24,989 shares of the Fund's Class A shares, which was 3.81% of the class' then outstanding shares, and none of the Fund's Class C shares. Directors and officers of the Corporation who are officers, directors, employees or shareholders of the Advisor do not receive any remuneration from the Corporation or the Fund for serving as directors or officers.


     The following table provides information relating to compensation paid to directors of the Corporation for their services as such for the fiscal year ended
November 30, 1997:

Name                   Cash                Other         Total
                  Compensation(1)      Compensation

David M. Klaskin       $ 0                   $ 0          $ 0
Samuel Wegbreit        $ 0                   $ 0          $ 0
Daniel A. Kaplan       $1,000                $ 0          $1,000
A. Charlene Sullivan   $1,000                $ 0          $1,000
Martin Z. Craig        $250                  $ 0          $250
All directors as       $2,250                $ 0          $2,250
a group (5
persons)

___________________

(1) Each director who is not deemed an "interested person," as defined in the 1940 Act, receives $250 for each Board of Directors meeting attended by such person. The Board held four meetings during fiscal 1997.

                PRINCIPAL SHAREHOLDERS

     As of February 28, 1998, the following persons owned of record or are known by the Corporation to own of record or beneficially 5% or more of the outstanding shares of one or both classes of shares of the Fund:


 Name and Address of           Number of     Percent of    Percent of
 Beneficial Owner                Shares         Class       Total Fund


Firstar Trust Company          3,527,917       19.26%        0.57%
- Custodian for             Class C shares
Margaret P. McGuire -
IRA Rollover
545 N. Eagle Island Road
Kankakee, IL  60901-7551


Rauscher Pierce Refsnes       2,529,933       13.81%        0.41%
George Sokulski - IRA      Class C shares
928 N. Crestview Drive
Palatine, IL  60067-3414

Firstar Trust Company         1,367,605       7.46%         0.22%
- Custodian for Kerry      Class C shares
S. Fisher - IRA
Rollover
688 Wortham Circle
Mundelein, IL  60060


David M. Togliatti &         1,326,040       7.24%         0.21%
Donna L. Togliatti -      Class C shares
Joint Tenants
1115 E. 3rd Street
Coal City, IL  60416-1324


Rauscher Pierce Refsnes      1,163,511       6.35%         0.19%
John L. Kelliber          Class C shares
c/o R.R. Donnelly
2512 N. Bosworth
Avenue, Apt. 407
Chicago, IL  60614-2085


Gary Nickander              1,132,781       6.18%         0.18%
112 Park 32 Drive West   Class C shares
Noblesville, IN
46060-9252


Rauscher Pierce Refsnes     1,074,505       5.87%         0.17%
Lance Laconi - IRA       Class C shares
698 Mayfair Lane
Carmel, IN  46032-8650


     As of February 28, 1998 no person owned a controlling interest in the Fund.


          INVESTMENT ADVISOR AND DISTRIBUTOR


     Prior  to July 1997, Oak Ridge Investments,  Inc.,
the  Fund's principal distributor, also served  as  the
Fund's  investment advisor.  In July  1997,  Oak  Ridge
Investments,  LLC  succeeded to Oak Ridge  Investments,
Inc.'s  investment advisory business.  Accordingly,  at
that  time,  Oak  Ridge  Investments,  LLC  became  the
investment advisor to the Fund.  Oak Ridge Investments,
Inc.   continues  to  serve  as  the  Fund's  principal
distributor.


     Oak  Ridge  Investments, LLC  (the  "Advisor")  is
managed  and owned by the same persons who  manage  and
own  Oak  Ridge  Investments, Inc. (the "Distributor").
Specifically, Mr. Klaskin is the President,  Treasurer,
Chief  Investment Officer and a Managing Member of  the
Advisor; Mr. Wegbreit is the Chairman, Secretary and  a
Managing  Member of the Advisor; and each  such  person
owns  shares representing more than 35% but  less  than
51%  of  the Advisor.  Mr. Klaskin also serves  as  the
President,  Treasurer, Chief Investment Officer  and  a
Director  of the Distributor; Mr. Wegbreit also  serves
as  the  Chairman,  Secretary and  a  Director  of  the
Distributor;   and   each  such  person   owns   shares
representing  more than 35% but less than  51%  of  the
Distributor.   Mr. Pappas is the Senior Vice  President
of both the Advisor and the Distributor.


     The   Fund's   amended  and  restated   investment
advisory  agreement is dated as of March 31, 1998  (the
"Advisory  Agreement").   The  term  of  the   Advisory
Agreement begins on March 31, 1998 and will continue in effect for successive periods of one year if such continuation is approved annually by the Board of Directors of the Corporation or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the Corporation's directors who are not parties to the

Advisory Agreement
or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement was approved by the directors, including a majority of the disinterested directors, on January 22, 1998. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of the Corporation's outstanding voting securities or by the Advisor, and will terminate automatically in the event of its assignment.


     Under  the  terms of the Advisory  Agreement,  the
Advisor manages the Fund's investments subject  to  the
supervision  of the Corporation's Board  of  Directors.
The Advisor is responsible for investment decisions and
supplies  investment research and portfolio management.
At  its expense, the Advisor provides office space  and
all   necessary   office  facilities,   equipment   and
personnel  for servicing the investments of  the  Fund.
As  compensation for its services, the Corporation,  on
behalf  of  the  Fund, pays to the  Advisor  a  monthly
advisory fee at the annual rate of 1.00% of the average
daily  net assets of the Fund.  From time to time,  the
Advisor may voluntarily waive all or a portion  of  its
management fee and/or absorb expenses for one  or  both
classes  of  shares of the Fund.  For the fiscal  years
ended November 30, 1995 and 1996, the Fund did not  pay
an  advisory  fee  to the Advisor because  the  Advisor
waived its entire advisory fee.  If the Advisor had not
agreed  to  waive the advisory fee, the  Advisor  would
have  received  $33,642 and $62,131 in 1995  and  1996,
respectively,  for  its investment  advisory  services.
For  the fiscal year ended November 30, 1997, the  Fund
paid  the  Advisor $12,006 for its investment  advisory
services.  The Advisor would have received $97,117  had
it  not  waived  $25,111 of its fee in 1997.   A  brief
description  of  the Fund's Advisory Agreement  is  set
forth  in  the  Prospectus  under  "MANAGEMENT."    The
organizational expenses of the Fund were advanced by the Advisor and will be reimbursed by the Fund over a period of not more than 60 months. The organizational expenses for the Fund were approximately $44,002.


     Under  a  Distribution Agreement dated January  3,
1994  (the  "Distribution Agreement"), the  Distributor
acts as the principal distributor of the Fund's shares.
The    Distribution   Agreement   provides   that   the
Distributor will use its best efforts to distribute the
Fund's  shares.  The Fund's Class A shares are  offered
for  sale  by the Fund continuously at net asset  value
per  share plus a maximum initial sales charge of 4.25%
of  the offering price.  The Fund's Class C shares  are
offered  continuously  at net  asset  value.   Existing
shareholders  of  the  Fund's  Class  A  shares  as  of
December  31, 1995 are not subject to the sales  charge
on  additional purchases of Fund shares.  In  addition,
no  sales  charge  is  imposed on the  reinvestment  of
dividends  or capital gains.  Certain other  exceptions
to  the  imposition  of  the  sales  charge  apply,  as
discussed  more  fully  in  the  Prospectus  under  the
caption  "HOW  TO  PURCHASE SHARES _ Purchases  at  Net
Asset  Value  _ Class A Shares."  These exceptions  are
made  available because minimal or no sales  effort  is
required with respect to the categories of investors so
excepted.   Pursuant to the terms of  the  Distribution
Agreement, the Distributor bears the costs of  printing
prospectuses and shareholder reports which are used for
selling purposes, as well as advertising and any  other
costs  attributable to the distribution of Fund shares.
For  the fiscal years ended November 30, 1995, 1996 and
1997,  the Distributor did not receive any compensation
for its services under the Distribution Agreement.  The
Distribution   Agreement  is  subject   to   the   same
termination and renewal provisions as are described above with respect to the Advisory Agreement, except that the Distribution Agreement need not be approved by the Fund's shareholders.

                  DISTRIBUTION PLANS

Description of Plans

     The  Fund  has adopted a plan of distribution  for
each class of shares (the "Class A Plan" and the "Class
C  Plan")  pursuant to Rule 12b-1 under the  1940  Act,
which  requires  it  to  pay  the  Distributor  certain
distribution and/or service fees.  Under  the  Class  A
Plan,  the  Fund is required to pay the  Distributor  a
distribution fee for the promotion and distribution  of
the  Class  A  shares of up to 0.25% per annum  of  the
average  daily  net assets of the Fund attributable  to
the Class A shares.  The Class C Plan requires the Fund
to  pay the Distributor (i) a distribution fee of up to
0.75% per annum of the average daily net assets of  the
Fund  attributable to the Class C shares,  and  (ii)  a
service   fee   for  personal  services   provided   to
shareholders  and/or  the  maintenance  of  shareholder
accounts of up to 0.25% per annum of the average  daily
net  assets  of the Fund attributable to  the  Class  C
shares.    Under   both  plans,  the   Distributor   is
authorized to, in turn, pay all or a portion of the fee
it  receives  from  the Fund to any securities  dealer,
financial   institution  or  any  other   person   (the
"Recipient") who renders assistance in distributing  or
promoting  the sale of Fund shares or, with respect  to
the   Class   C   shares  only,  who  provide   certain
shareholder  services to the holders of such  class
of
shares,  pursuant  to  a written agreement  (the  "Rule
12b-1  Related Agreement").  To the extent such fee  is
not  paid to such persons, the Distributor may use  the
fee  for  its  own  distribution expenses  incurred  in
connection with the sale of the Fund's shares and, with
respect  to  the Class C shares only, for  any  of  its
shareholder  servicing expenses incurred in  connection
with  servicing  the holders of such class  of  shares,
although  it is the Distributor's current intention  to
pay  out  all or most of the fee under both  plans.   A
form  of the 12b-1 Related Agreement referred to  above
has  been  approved  by  a majority  of  the  Board  of
Directors, and of the members of the Board who are  not
"interested persons" of the Fund as defined in the 1940
Act  and  who  have  no  direct or  indirect  financial
interest  in the operation of the plans or any  related
agreements   (the  "Disinterested  Directors")   voting
separately.   Accordingly, the  Distributor  may  enter
into 12b-1 Related Agreements with securities dealers, financial institutions or other persons without further
Board approval.


     Payment of the distribution and/or service fee is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, upon the Distributor forwarding to the Board of Directors a written report of all amounts expensed pursuant to the applicable plan; provided, however, that the aggregate payments by the Fund under the Class A Plan to the Distributor and all Recipients may not exceed 0.25% (on an annualized basis) of the Fund's average net assets attributable to the Class A shares for that quarter, and the aggregate payments by the Fund under the Class
C Plan to the Distributor and all Recipients may not exceed 1.00% (on an annualized basis) of the Fund's average net assets attributable to the Class C shares for that quarter; and provided further that no fee may be paid in excess of the expenses as set forth in the quarterly written report. Thus, neither the Class A
Plan nor the Class C Plan provide for the payment of distribution and/or service fees in subsequent periods that relate to expenses incurred in prior periods.

     Each  plan,  and any Rule 12b-1 Related  Agreement
which  is entered into, will continue in effect  for  a
period  of  more  than one year only  so  long  as  its
continuance is specifically approved at least  annually
by  a  vote  of  a  majority of  the  Fund's  Board  of
Directors, and of the Disinterested Directors, cast  in
person at a meeting called for the purpose of voting on
the  plan,  or  the  Rule 12b-1 Related  Agreement,  as
applicable.   In  addition, both plans,  and  any  Rule
12b-1 Related Agreement, may be terminated at any time,
without  penalty,  by  vote  of  a  majority   of   the
outstanding voting securities of the applicable class of shares to which the plan relates, or by vote of a majority of Disinterested Directors (on not more than sixty (60) days' written notice in the case of the Rule
12b-1 Related Agreement only).

Amounts Expensed Under the Plans

     For  the fiscal year ended November 30, 1997,  the
Fund  paid out $4,375 under the Class A Plan  and  $581
under  the  Class  C  Plan.  The Class  C  Plan  became
effective on March 1, 1997.  With respect to the  Class
A  Plan,  of the $4,375 expensed, $2,339 was  spent  on
printing and mailing prospectuses to other than current
shareholders, $1,093 was spent on advertising and  $943
was spent on dealer compensation. With respect to the Class C Plan, of the $581 expensed, $44 was spent on printing and mailing prospectuses to other than current shareholders, $0 was spent on advertising and $537 was spent on dealer compensation. The Distributor did not retain any of the amounts expensed under the Class A or Class C Plan.

Interests of Certain Persons

     With the exception of the Advisor, in its capacity as the Fund's investment advisor, and the Distributor, in its capacity as principal distributor of Fund shares, no "interested person" of the Fund, as defined in the 1940 Act, and no director of the Fund who is not an "interested person" has or had a direct or indirect financial interest in either the Class A or the Class C
Plan or any Rule 12b-1 Related Agreement.

Benefits to the Fund

     Class A Plan.  The Class A Plan has been in effect
since January 1, 1996.  The benefits to the holders  of
the   Fund's   Class  A  shares  resulting   from   the
implementation  of  the Class A Plan include  providing
Recipients with incentives to promote the sale of such shares, which in turn has resulted in an increase in assets under management with respect to the Class A shares. This increase has benefited the holders of the Class A shares by providing the class with a larger asset base over which to spread expenses.

     Class C Plan.  The Class C Plan has been in effect
since  March 1, 1997.  Accordingly, as of November  30,
1997, the plan had been in place for only eight months.
Nevertheless, the Board of Directors believes that  the
Class  C Plan has already provided the holders of Class
C  shares  with certain benefits, including an enhanced
level  of personal service from Recipients who  receive
service fees from the Fund under the Class C Plan.  The
Board  also believes that over time, the Class  C  Plan
will  help  to increase the size of the class,  thereby
providing the class with a larger asset base over which
to  spread  expenses.   Should the  Class  C  Plan  not
provide the benefits the Board anticipates, the Board will re-evaluate whether to continue the plan.

         PORTFOLIO TRANSACTIONS AND BROKERAGE

     As  investment advisor to the Fund, the Advisor is
responsible  for  decisions to buy and sell  securities
for  the  Fund  and  for the placement  of  the  Fund's
portfolio  business, the negotiation of the commissions
to  be paid on such transactions and the allocation  of
portfolio brokerage and principal business.  It is  the
policy of the Advisor to seek the best execution at the
best  security  price available with  respect  to  each
transaction,  in  light  of  the  overall  quality   of
brokerage and research services provided to the Advisor
or the Fund.  The best price to the Fund means the best
net price without regard to the mix between purchase or
sale  price and commission, if any.  Purchases  may  be
made  from underwriters, dealers and, on occasion,  the
issuers.   Commissions  will  be  paid  on  the  Fund's
futures and options transactions, if any.  The purchase
price   of  portfolio  securities  purchased  from   an
underwriter   or   dealer  may   include   underwriting
commissions  and  dealer spreads.   The  Fund  may  pay
mark-ups   on  principal  transactions.   In  selecting
broker-dealers  and  in  negotiating  commissions,  the
Advisor  considers the firm's reliability, the  quality
of its execution services on a continuing basis and its
financial  condition.  Brokerage will not be  allocated
based  on  the sale of the Fund's shares.  As noted  in
the    Prospectus   under   the   caption    "PORTFOLIO
TRANSACTIONS,"  pursuant to guidelines adopted  by  the
Corporation's Board of Directors and in accordance with
the  rules  of the SEC, the Distributor,  which  is  an
affiliate of the Advisor, may serve as a broker to  the
Fund;  however, in order for the Distributor to  effect
any portfolio transactions for the Fund on an exchange,
the commissions, fees or other remuneration received by
the Distributor must be reasonable and fair compared to
the  commissions,  fees or other remuneration  paid  to
other    brokers   in   connection   with    comparable
transactions   involving   similar   securities   being
purchased or sold on any exchange during a comparable period of time. This standard allows the Distributor to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction.


     The aggregate amount of brokerage commissions paid
by  the  Fund  for the fiscal years ended November  30,
1995,  1996  and 1997 was $4,635, $14,333  and  $8,501,
respectively.   Of  these total brokerage  commissions,
the Distributor received $2,058, $6,352 and $8,021 in 1995, 1996 and 1997, respectively. Accordingly, for the year ended November 30, 1997, 94% of the aggregate brokerage commissions paid by the Fund were paid to the Distributor, and 95% of the aggregate dollar amount of Fund transactions involving the payment of commissions were effected hrough the Distributor.


     Section  28(e) of the Securities Exchange  Act  of
1934,   as   amended  ("Section  28(e)"),  permits   an
investment  advisor,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing  or selling securities and the  availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  securities, economic factors  and  trends,
portfolio strategy and the performance of accounts; and
(c)  effecting  securities transactions and  performing
functions   incidental  thereto  (such  as   clearance,
settlement and custody).


     The  Advisor is responsible for selecting  brokers
in   connection   with  securities  transactions.    In
selecting   such   brokers,   the   Advisor   considers
investment  and market information and other  research,
such    as   economic,   securities   and   performance
measurement research provided by such brokers  and  the
quality   and   reliability  of   brokerage   services,
including   execution   capability,   performance   and
financial responsibility.  Accordingly, the commissions
charged  by  any  such broker may be greater  than  the
amount   another  firm  might  charge  if  the  Advisor
determines  in  good  faith that  the  amount  of  such
commissions is reasonable in relation to the  value  of
the   research   information  and  brokerage   services
provided  by  such  broker to the  Fund.   The  Advisor
believes that the research information
received in this
manner provides the Fund with benefits by supplementing
the  research  otherwise available to  the  Fund.   The
Advisory   Agreement   provides   that   such    higher
commissions will not be paid by the Fund unless (a) the
Advisor  determines in good faith that  the  amount  is
reasonable in relation to the services in terms of  the
particular  transaction or in terms  of  the  Advisor's
overall responsibilities; and (b) such payment is  made
in  compliance with the provisions of Section 28(e) and
other  applicable state and federal laws.  In addition,
such  higher commissions will not be paid by  the  Fund
with  respect  to portfolio transactions in  which  the
Distributor  is  serving as broker to  the  Fund.   The
investment advisory fees paid by the Fund under the Advisory Agreement are not reduced as a result of the Advisor's receipt of research services. The Fund did not pay brokerage commissions for the fiscal years ended November 30, 1995, 1996 and 1997 for transactions for which research services were provided.


     The  Advisor  places  portfolio  transactions  for
other   advisory  accounts  managed  by  the   Advisor.
Research services furnished by firms through which  the
Fund effects its securities transactions may be used by
the  Advisor in servicing all of its accounts; not  all
of  such  services  may  be  used  by  the  Advisor  in
connection with the Fund.  The Advisor believes  it  is
not  possible  to measure separately the benefits  from
research  services  to each of the accounts  (including
the Fund) managed by it.  Because the volume and nature
of  the  trading  activities of the  accounts  are  not
uniform,  the amount of commissions in excess of  those
charged  by  another broker paid by  each  account  for
brokerage  and  research services will vary.   However,
the Advisor believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.


     The  Fund's portfolio turnover rate for the fiscal
years  ended November 30, 1995, 1996 and 1997 was 109%,
71%  and 55%, respectively.  The Fund anticipates  that
its portfolio turnover rate may continue to exceed 50%,
although such rate is not expected to exceed 100%.  The
annual portfolio turnover rate indicates changes in the
Fund's  portfolio; for instance, a rate of  100%  would
result   if   all  the  securities  in  the   portfolio
(excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of the Fund's shares.

                       CUSTODIAN

     As  custodian of the Fund's assets, Firstar  Trust
Company  ("Firstar") has custody of all securities  and
cash  of  the  Fund, delivers and receives payment  for
securities  sold,  receives  and  pays  for  securities
purchased,   collects  income  from   investments   and
performs  other duties, all as directed by the officers
of  the  Corporation.   The  custodian  is  in  no  way
responsible for any of the investment policies or decisions of the Fund. The principal business address of Firstar is 615 East Michigan Street, Milwaukee,
Wisconsin 53202.

                    TRANSFER AGENT

     Firstar also acts as transfer agent for the  Fund.
Firstar is compensated based on an annual fee per  open
account  of $16 for Class A shares and $14 for Class  C
shares, plus out-of-pocket expenses such as postage and
printing   expenses  in  connection  with   shareholder
communications.  Firstar also receives  an  annual  fee
per  closed account of $16 for Class A shares  and  $14
for Class C shares.

                         TAXES

     As  indicated  under  "INCOME  DIVIDENDS,  CAPITAL
GAINS   DISTRIBUTIONS  AND  TAX   TREATMENT"   in   the
Prospectus,  it  is the Fund's intent  to  continue  to
qualify  annually  as a "regulated investment  company"
under  the  Internal Revenue Code of 1986, as  amended.
This   qualification   does  not   involve   government
supervision of the Fund's management practices or policies.

     A dividend or capital gains distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as stated above.

           DETERMINATION OF NET ASSET VALUE

     As  set  forth  in the Prospectus under  the  same
caption, the net asset value of each class of shares of
the  Fund will be determined as of the close of trading
on each day the New York Stock Exchange (the "NYSE") is
open  for  trading.   The Fund does not  determine  net
asset value on days the NYSE is closed and at other times described in the Prospectus. The NYSE is closed on New Year's Day, Martin Luther King Day, President's
Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                 SHAREHOLDER MEETINGS

     Maryland   law   permits   registered   investment
companies, such as the Corporation, to operate  without
an  annual  meeting  of  shareholders  under  specified
circumstances if an annual meeting is not  required  by
the   1940   Act.  The  Corporation  has  adopted   the
appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

     The  Corporation's Bylaws also contain  procedures
for  the removal of directors by shareholders.  At  any
meeting  of  shareholders, duly called and at  which  a
quorum  is  present,  the  shareholders  may,  by   the
affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

                PERFORMANCE INFORMATION

     As  described  under  the heading  "COMPARISON  OF
INVESTMENT  RESULTS"  in  the  Fund's  Prospectus,  the
historical  performance or return of  both  classes  of
shares  of the Fund may be shown in the form of various
performance  figures.  The Fund may  occasionally  cite
statistics to reflect the volatility or risk of one  or
both classes of shares.  These performance figures  are
based  upon  historical results and are not necessarily
representative   of   future   performance.     Factors
affecting    performance   include    general    market
conditions, operating expenses, the imposition of sales charges and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

Total Return

     The average annual total return of each class of shares of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)n = ERV

               P = a  hypothetical initial payment of $1,000.
               T = average annual total return.
               n = number of years.
             ERV = ending redeemable
                   value   of  a  hypothetical  $1,000
                   payment  made  at the beginning  of
                   the  stated periods at the  end  of
                   the stated periods.

     Calculation  of total return is not subject  to  a
standardized formula.  Total return performance  for  a
specific  period  is  calculated  by  first  taking  an
investment    (assumed   to   be   $1,000)    ("initial
investment") in a class of shares on
the first  day  of
the  period  and computing the "ending value"  of  that
investment at the end of the period.  The total  return
percentage  is  then  determined  by  subtracting   the
initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. With respect to the Class
A shares only, this calculation reflects the deduction of the maximum initial sales charge. In addition, the calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at the net asset value of the applicable class of shares on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

     Performance figures for the Class A shares for the fiscal years ended November 30, 1995, 1996 and 1997 and for the Class C shares for the period ended November
30, 1997 may be found in the Fund's 1997 Annual Report, which may be obtained free of charge by calling or writing to the Fund.

Volatility

     Occasionally  statistics may be  used  to  specify
volatility or risk of one or both classes of shares  of
the Fund.  Measures of volatility or risk are generally
used to compare the net asset value or performance of a
class  of  shares  relative to  a  market  index.   One
measure  of volatility is beta.  Beta is the volatility
of  a  fund relative to the total market as represented
by  the  Standard & Poor's 500 Stock Index.  A beta  of
more  than 1.00 indicates volatility greater  than  the
market,   and  a  beta  of  less  than  1.00  indicates
volatility  less than the market.  Another  measure  of
volatility  or  risk  is standard deviation.   Standard
deviation  is used to measure variability of net  asset
value  or  total  return  around  an  average,  over  a
specified period of time.  The premise is that  greater
volatility   connotes  greater   risk   undertaken   in
achieving performance.

Comparisons

     The  Fund  may compare the performance of  one  or
both  classes  of  shares  to  that  of  United  States
treasury  bills, notes or bonds.  Treasury  obligations
are   issued  in  selected  denominations.   Rates   of
treasury  obligations are fixed at the time of issuance
and  payment of principal and interest is backed by the
full  faith  and credit of the United States  Treasury.
The  market  value of such instruments  will  generally
fluctuate  inversely  with  interest  rates  prior   to
maturity   and  will  equal  par  value  at   maturity.
Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.

     From  time  to time, in marketing and  other  fund
literature, the performance of one or both  classes  of
shares  of  the Fund may be compared to the performance
of  other mutual funds in general or to the performance
of  particular  types  of  mutual  funds  with  similar
investment    goals,   as   tracked   by    independent
organizations.    Among  these  organizations,   Lipper
Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges. Each class of shares of the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.


     The  performance of the Fund's classes  of  shares
may also be compared to the performance of other mutual
funds by Morningstar, Inc. ("Morningstar"), which rates
funds on the basis of historical risk and total return.
Morningstar's  ratings range from five stars  (highest)
to   one  star  (lowest)  and  represent  Morningstar's
assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ratings are not absolute or necessarily predictive of future performance.

     Evaluations  of performance of the Fund's  classes
of  shares made by independent sources may also be used
in   advertisements  concerning  the  Fund,   including
reprints  of or selections from, editorials or articles
about  the  Fund.  Sources  for  Fund  performance  and
articles  about the Fund may include publications  such
as   Money,   Forbes,

Kiplinger's,  Financial   World,
Business  Week,  U.S. News and World Report,  the  Wall
Street Journal, Barron's and a variety of investment newsletters.

     The  Fund  may compare the performance of  one  or
both classes of shares to a wide variety of indices and
measures of inflation including the Russell 2000  Stock
Index.   There are differences and similarities between
the investments that the Fund may purchase and the investments measured by these indices.

     Investors  may want to compare the performance  of
one  or  both classes of shares of the Fund to that  of
certificates  of  deposit offered by  banks  and  other
depository  institutions.  Certificates of deposit  may
offer fixed or variable interest rates and principal is
guaranteed  and  may  be insured.   Withdrawal  of  the
deposits prior to maturity normally will be subject  to
a penalty.  Rates offered by banks and other depository
institutions  are  subject  to  change  at   any   time
specified by the issuing institution.

     Investors may also want to compare performance of one or both classes of shares of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

                INDEPENDENT ACCOUNTANTS

     Price  Waterhouse LLP, 100 East Wisconsin  Avenue,
Milwaukee, Wisconsin 53202, have been selected as the independent accountants for the Fund.

                 FINANCIAL STATEMENTS

     The following audited financial statements of the Fund are incorporated herein by reference to the Fund's
Annual Report for the year ended November 30, 1997 as filed with the SEC on January 29, 1998:


          (a)  Schedule  of Investments as of  November
               30, 1997.

          (b) Statement of Assets and Liabilities as of November 30, 1997.

          (c) Statement of Operations for the year ended November 30, 1997.

          (d) Statement of Changes in Net Assets for the years ended November 30, 1996 and November 30, 1997.

          (e)  Financial  Highlights for  the  Class  A
               shares  for the period January  3,  1994
               (commencement of operations) to November
               30,   1994,  and  for  the  years  ended
               November  30, 1995, 1996 and  1997;  and
               Financial  Highlights for  the  Class  C
               shares  for  the period  March  1,  1997
               (commencement of operations) to November
               30, 1997.

          (f)  Notes to Financial Statements.

          (g)  Report of Independent Accountants  dated
               December 18, 1997.


The Annual Report may be obtained without charge by calling or writing to the Fund.

                       APPENDIX

                  SHORT-TERM RATINGS

   Standard & Poor's Short-Term Debt Credit Ratings


      A  Standard & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.


      Credit  ratings are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.


     Short-term ratings are generally assigned to those
obligations  considered  short-term  in  the   relevant
market.    In   the  U.S.,  for  example,  that   means
obligations with an original maturity of no  more  than
365   days_including  commercial   paper.    Short-term
ratings  are also used to indicate the creditworthiness
of an obligor with respect to put features on long-term
obligations.  The result is a dual rating, in which the
short-term   rating  addresses  the  put  feature,   in
addition to the usual long-term rating.


       Ratings  are  graded  into  several  categories,
ranging  from `A-1' for the highest quality obligations
to  `D'  for  the  lowest.   These  categories  are  as
follows:


          A-1   A short-term obligation rated `A-1'  is
          rated  in the highest category by Standard  &
          Poor's.   The obligor's capacity to meet  its
          financial  commitment on  the  obligation  is
          strong.    Within   this  category,   certain
          obligations are designated with a  plus  sign
          (+).    This  indicates  that  the  obligor's
          capacity to meet its financial commitment on these obligations is extremely strong.



          A-2  A short-term obligation rated  `A-2'  is
          somewhat  more  susceptible  to  the  adverse
          effects  of  changes  in  circumstances   and
          economic   conditions  than  obligations   in
          higher   rating  categories.   However,   the
          obligor's capacity to meet its financial commitment on the obligation is satisfactory.


          A-3   A  short-term  obligation  rated  `A-3'
          exhibits   adequate  protection   parameters.
          However,   adverse  economic  conditions   or
          changing  circumstances are  more  likely  to
          lead to a weakened capacity of the obligor to
          meet   its   financial  commitment   on   the
          obligation.


          B     A  short-term obligation rated  `B'  is
          regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


          C     A  short-term obligation rated  `C'  is
          currently  vulnerable to  nonpayment  and  is
          dependent  upon favorable business, financial
          and  economic conditions for the  obligor  to
          meet   its   financial  commitment   on   the
          obligation.

          D     A short-term obligation rated `D' is in
          payment default.  The `D' rating category  is
          used  when payments on an obligation are  not
          made  on  the date due even if the applicable
          grace period has not expired, unless Standard
          &  Poor's believes that such payments will be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.


                Moody's Short-Term Debt Ratings


      Moody's  short-term debt ratings are opinions  of
the  ability of issuers to repay punctually senior debt
obligations.   These  obligations  have   an   original
maturity  not  exceeding  one year,  unless  explicitly
noted.     Moody's    ratings   are    opinions,    not
recommendations to buy or sell, and their accuracy is not guaranteed.


      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


PRIME-1   Issuers   rated   `Prime-1'  (or   supporting
          institutions)  have  a superior  ability  for
          repayment    of   senior   short-term    debt
          obligations.   Prime-1 repaying ability  will
          often be evidenced by many of the following characteristics:


              Leading market positions in well-established
            industries.


              High rates of return on funds employed.


              Conservative capitalization structure with
            moderate reliance on debt and ample asset protection.


              Broad margins in earnings coverage of fixed
            financial charges and high internal cash generation.


              Well-established access to a range of financial
            markets and assured sources of alternate liquidity.


PRIME-2   Issuers   rated   `Prime-2'  (or   supporting
          institutions)  have  a  strong  ability   for
          repayment    of   senior   short-term    debt
          obligations.  This will normally be evidenced
          by  many of the characteristics cited  above,
          but  to a lesser degree.  Earnings trends and
          coverage  ratios, while sound,  may  be  more
          subject    to    variation.    Capitalization
          characteristics, while still appropriate, may be more affected by external conditions.
          Ample alternate liquidity is maintained.


PRIME-3   Issuers   rated   `Prime-3'  (or   supporting
          institutions) have an acceptable ability  for
          repayment  of  senior short-term obligations.
          The  effect  of industry characteristics  and
          market  compositions may be more  pronounced.
          Variability in earnings and profitability may
          result  in  changes  in  the  level  of  debt
          protection   measurements  and  may   require
          relatively high financial leverage. Adequate alternate liquidity is maintained.


NOT PRIME Issuers rated `Not Prime' do not fall within any of the Prime rating categories.


    Fitch IBCA International Short-Term Debt Credit Ratings


     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these
short-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.


      International credit ratings assess the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.


      A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.


          F-1   Highest credit quality.  Indicates  the
          strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.


          F-2   Good  credit quality.   A  satisfactory
          capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


          F-3   Fair credit quality.  The capacity  for
          timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.


          B      Speculative.   Minimal  capacity   for
          timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.


          C     High  default risk.  Default is a  real
          possibility.  Capacity for meeting  financial
          commitments   is   solely  reliant   upon   a
          sustained, favorable business and economic environment.


          D     Default.   Denotes actual  or  imminent
          payment default.


          Duff & Phelps, Inc. Short-Term Debt Ratings


      Duff  &  Phelps  Credit Ratings' short-term  debt
ratings are consistent with the rating criteria used by
money  market participants.  The ratings apply  to  all
obligations   with  maturities  of  under   one   year,
including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.


      Emphasis is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines  and  the  capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term debt ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

     Rating Scale:  Definition

               High Grade

               D-1+   Highest   certainty   of   timely
               payment.       Short-term     liquidity,
               including  internal  operating   factors
               and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

               D-1    Very  high  certainty  of  timely
               payment.     Liquidity    factors    are
               excellent   and   supported   by    good
               fundamental  protection  factors.   Risk
               factors are minor.

               D-1-  High certainty of timely  payment.
               Liquidity   factors   are   strong   and
               supported by good fundamental protection factors. Risk factors are very small.

               Good Grade

               D-2   Good  certainty of timely payment.
               Liquidity     factors    and     company
               fundamentals are sound. Although ongoing
               funding   needs   may   enlarge    total
               financing   requirements,   access    to
               capital markets is good. Risk factors are small.

               Satisfactory Grade

               D-3   Satisfactory liquidity  and  other
               protection factors qualify issue  as  to
               investment  grade.   Risk  factors   are
               larger  and  subject to more  variation.
               Nevertheless,    timely    payment    is
               expected.

               Non-investment Grade

               D-4         Speculative       investment
               characteristics.    Liquidity   is   not
               sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

               Default

         D-5       Issuer  failed  to  meet   scheduled
principal and/or interest payments.

                       LONG-TERM RATINGS


    Standard & Poor's Long-Term Debt Credit Ratings


      A  Standard & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.


      Credit  ratings are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings  may  be changed,
suspended or withdrawn  as  a
result of changes in, or unavailability of, such information, or based on other circumstances.


      Credit ratings are based, in varying degrees,  on
the  following  considerations:   (1)   likelihood   of
payment_capacity and willingness of the obligor to meet
its financial commitment on an obligation in accordance
with  the terms of the obligation;  (2)  nature of  and
provisions  of  the  obligation;  and  (3)   protection
afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


      The rating definitions are expressed in terms  of
default   risk.   As  such,  they  pertain  to   senior
obligations  of  an  entity.   Junior  obligations  are
typically  rated  lower  than  senior  obligations,  to
reflect  the  lower  priority  in  bankruptcy.    (Such
differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.


          AAA    An  obligation  rated  `AAA'  has  the
          highest rating assigned by Standard & Poor's.
          The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY
          STRONG.


          AA    An  obligation rated `AA' differs  from
          the  highest rated obligations only in  small
          degree.   The obligor's capacity to meet  its
          financial commitment on the obligation is VERY STRONG.


          A    An obligation rated `A' is somewhat more
          susceptible to the adverse effects of changes
          in circumstances and economic conditions than
          obligations   in  higher  rated   categories.
          However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.


          BBB    An  obligation  rated  `BBB'  exhibits
          ADEQUATE   protection  parameters.   However,
          adverse   economic  conditions  or   changing
          circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


      Obligations rated `BB', `B', `CCC, `CC', and  `C'
are   regarded   as   having  significant   speculative
characteristics.  `BB' indicates the  least  degree  of
speculation   and   `C'   the  highest.    While   such
obligations   will   likely  have  some   quality   and
protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


          BB     An  obligation  rated  `BB'  is   LESS
          VULNERABLE    to   nonpayment   than    other
          speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


          B      An   obligation  rated  `B'  is   MORE
          VULNERABLE to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


          CCC   An  obligation rated `CCC' is CURRENTLY
          VULNERABLE  to nonpayment, and  is  dependent
          upon   favorable  business,   financial   and
          economic conditions for the obligor to meet its financial commitment on the obligation.
          In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


          CC    An  obligation rated `CC' is  CURRENTLY
          HIGHLY VULNERABLE to nonpayment.

          C     The  `C' rating may be used to cover  a
          situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


          D     An  obligation rated `D' is in  payment
          default.   The  `D' rating category  is  used
          when  payments on an obligation are not  made
          on  the date due even if the applicable grace
          period  has  not expired, unless  Standard  &
          Poor's  believes that such payments  will  be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.


          Plus (+) or minus (_): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Moody's Long-Term Debt Ratings

Aaa  Bonds  which are rated `Aaa' are judged to  be  of
     the  best quality.  They carry the smallest degree
     of  investment risk and are generally referred  to
     as  "gilt edged."  Interest payments are protected
     by  a  large or by an exceptionally stable  margin
     and   principal  is  secure.   While  the  various
     protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa   Bonds  which are rated `Aa' are judged  to  be  of
     high quality by all standards.  Together with  the
     Aaa  group they comprise what are generally  known
     as  high-grade bonds.  They are rated  lower  than
     the  best bonds because margins of protection  may
     not   be   as  large  as  in  Aaa  securities   or
     fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.


A    Bonds  which are rated `A' possess many  favorable
     investment attributes and are to be considered  as
     upper-medium-grade  obligations.   Factors  giving
     security  to principal and interest are considered
     adequate,  but  elements  may  be  present   which
     suggest a susceptibility to impairment some time in the future.


Baa  Bonds  which  are  rated `Baa' are  considered  as
     medium-grade obligations (i.e., they  are  neither
     highly  protected  nor poorly secured).   Interest
     payments  and  principal security appear  adequate
     for  the  present but certain protective  elements
     may   be  lacking  or  may  be  characteristically
     unreliable  over any great length of  time.   Such
     bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba   Bonds  which  are rated `Ba' are  judged  to  have
     speculative  elements;  their  future  cannot   be
     considered  as well-assured.  Often the protection
     of  interest  and principal payments may  be  very
     moderate, and thereby not well safeguarded  during
     both   good   and  bad  times  over  the   future.
     Uncertainty of position characterizes bonds in this class.


B    Bonds   which   are  rated  `B'   generally   lack
     characteristics   of  the  desirable   investment.
     Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa  Bonds  which are rated `Caa' are of poor standing.
     Such  issues  may be in default or  there  may  be
     present   elements  of  danger  with  respect   to
     principal or interest.


Ca   Bonds  which  are rated `Ca' represent obligations
     which  are  speculative in a  high  degree.   Such
     issues are often in default or have other marked shortcomings.

C Bonds which are rated `C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


      Moody's applies numerical modifiers 1, 2 and 3 in
each  generic  rating classification from `Aa'  through
`B.'   The  modifier  1 indicates that  the  obligation
ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


Fitch IBCA International Long-Term Debt Credit Ratings


     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these long-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.


      International credit ratings assess the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.


                   Investment Grade


          AAA   Highest credit quality.  `AAA'  ratings
          denote the lowest expectation of credit risk.
          They   are   assigned   only   in   case   of
          exceptionally  strong  capacity  for   timely
          payment   of  financial  commitments.    This
          capacity is highly unlikely to be adversely affected by foreseeable events.


          AA    Very high credit quality.  `AA' ratings
          denote a very low expectation of credit risk.
          They indicate very strong capacity for timely
          payment   of  financial  commitments.    This
          capacity is not significantly vulnerable to foreseeable events.


          A    High credit quality.  `A' ratings denote
          a   low  expectation  of  credit  risk.   The
          capacity  for  timely  payment  of  financial
          commitments   is  considered  strong.    This
          capacity   may,   nevertheless,    be    more
          vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


          BBB   Good  credit  quality.   `BBB'  ratings
          indicate  that  there  is  currently  a   low
          expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.


                   Speculative Grade


          BB   Speculative.  `BB' ratings indicate that
          there   is  a  possibility  of  credit   risk
          developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

          B      Highly   speculative.    `B'   ratings
          indicate  that  significant  credit  risk  is
          present,  but  a  limited  margin  of  safety
          remains.  Financial commitments are currently
          being  met;  however, capacity for  continued
          payment   is  contingent  upon  a  sustained,
          favorable business and economic environment.


          CCC,
          CC,  C     High default risk.  Default  is  a
          real   possibility.   Capacity  for   meeting
          financial commitments is solely reliant  upon
          sustained,  favorable  business  or  economic
          developments.   A `CC' rating indicates  that
          default  of some kind appears probable.   `C'
          ratings signal imminent default.


          DDD,
          DD
          and   D      Default.   Securities  are   not
          meeting current obligations and are extremely
          speculative.   `DDD' designates  the  highest
          potential for recovery of amounts outstanding
          on   any   securities  involved.   For   U.S.
          corporates,   for  example,  `DD'   indicates
          expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

      Duff & Phelps, Inc. Long-Term Debt Ratings

      These ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure  and  management depth  and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.


     Each rating also takes into account the legal form
of   the   security   (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer and the nature of covenant protection.


      The Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of `BBB-` and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating  scale.   Duff  &  Phelps Credit  Rating  claims
paying  ability ratings of insurance companies use  the
same  scale with minor modification in the definitions.
Thus,  an  investor can compare the credit  quality  of
investment    alternatives   across   industries    and
structural types.  A "Cash Flow Rating" (as  noted  for
specific   ratings)  addresses  the   likelihood   that
aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition


AAA              Highest  credit  quality.   The   risk
               factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


AA+              High credit quality.  Protection factors
               are strong.  Risk is modest but may
AA             vary slightly from time to time because
               of economic conditions.
AA-

A+                Protection  factors  are  average  but
                adequate.  However, risk factors are more
A               variable  and  greater  in  periods  of
                economic stress.
A-


BBB+             Below-average  protection  factors  but
               still considered sufficient for prudent
BBB investment. Considerable variability in risk during economic cycles.
BBB-


BB+              Below investment grade but deemed likely
               to meet obligations when due.
BB             Present   or   prospective   financial
               protection factors fluctuate according to
BB-            industry conditions or company fortunes.
               Overall quality may move up or
               down frequently within this category.


B+               Below  investment grade and  possessing
               risk that obligations will not be met
B              when due.  Financial protection factors
               will fluctuate widely according to
B-             economic  cycles,  industry  conditions
               and/or company fortunes.  Potential
               exists  for  frequent  changes  in  the
               rating within this category or into a higher or lower rating grade.


CCC              Well below investment grade securities.
               Considerable uncertainty exists as to
               timely payment of principal, interest or preferred dividends.
               Protection factors are narrow and  risk
               can be substantial with unfavorable
               economic/industry  conditions,  and/or
               with unfavorable company developments.


DD               Defaulted  debt  obligations.   Issuer
               failed to meet scheduled principal and/or interest payments.


DP                Preferred    stock   with    dividend
                  arrearages.

                        PART C

                   OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements (included in or
          incorporated by reference into in Parts A and
          B)


               Schedule of Investments as of November
               30, 1997.


               Statement of Assets and
               Liabilities as of November 30, 1997.


               Statement of Operations for
               the year ended November 30, 1997.


               Statement of Changes in Net
               Assets for the years ended November 30,
               1996 and November 30, 1997.


               Financial Highlights for the
               Class A shares for the period January 3, 1994 (commencement of operations) to
               November 30, 1994, and for the years
               ended November 30, 1995, 1996 and 1997;
               and Financial Highlights for the Class C shares for the period March 1, 1997
               (commencement of operations) to November
               30, 1997.


               Notes to Financial Statements.


               Report of Independent Accountants dated
               December 18, 1997.


          (b)  Exhibits

                    (1)  Articles of Amendment dated
                    March 2, 1998 to Registrant's Articles
                    of Incorporation, as amended and
                    supplemented.

                    (2)  Registrant's Amended and
                    Restated By-Laws.

                    (3)  None.

                    (4)  None.

                    (5)  Amended and Restated
                    Investment Advisory Agreement with Oak
                    Ridge Investments, LLC dated as of March
                    31, 1998.

                    (6.1)     Distribution Agreement
                    with Oak Ridge Investments, Inc. dated
                    January 3, 1994.

                    (6.2)     Form of Dealer
                    Agreement.(1)

                    (7)  None.

                    (8)  Custodian Agreement with
                    Firstar Trust Company dated December 1,
                    1995.(1)

                    (9.1)     Transfer Agent Agreement
                    with Firstar Trust Company dated
                    December 1, 1995.(1)

                    (9.2)     Fund Administration
                    Servicing Agreement with Firstar Trust
                    Company dated December 1, 1995.(1)

                    (9.3)     Fund Accounting Servicing
                    Agreement with Firstar Trust Company
                    dated December 1, 1995.(1)

                    (10) Opinion and Consent of Godfrey
                    & Kahn, S.C.

                    (11) Consent of Price Waterhouse
                    LLP.

                    (12) None.

                    (13) Subscription Agreements.

                    (14) (a)  Individual
                    Retirement Account Disclosure
                    Statement for Traditional IRAs and
                    Traditional Individual Retirement
                    Custodial Account.

                    (b)  Individual
                    Retirement Account Disclosure
                    Statement for Roth (American Dream)
                    IRAs and Roth Individual Retirement
                    Custodial Account.

                    (c)  Individual
                    Retirement Account Disclosure
                    Statement for Education IRAs and
                    Education Individual Retirement
                    Custodial Account.

                    (15.1)    Class A Rule 12b-1
                    Distribution Plan.

                    (15.2)    Class C Rule 12b-1
                    Distribution and Servicing Plan.

                    (16) Schedule for Computations of
                    Performance Quotations.(2)

                    (17) Financial Data Schedule.(3)

                    (18) Rule 18f-3 Multiple Class
                    Plan.

_______________

(1)  Incorporated by reference from Registrant's Post-
     Effective Amendment No. 4 to its Registration
     Statement on Form N-1A as filed with the Securities and Exchange Commission on December 26,
     1995.
(2)  Incorporated by reference from Registrant's Post-
     Effective Amendment No. 6 to its Registration
     Statement on Form N-1A as filed with the Securities and Exchange Commission on February 26,
     1997.
(3) Incorporated by reference from Registrant's N-SAR as filed with the Securities and Exchange
     Commission on January 29, 1998.

Item 25. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                                    Number of Record Holders
     Title of Securities            as of February 28, 1998

     Common Stock, $.01 par value   559

Item 27.  Indemnification

      Pursuant to the authority of the Maryland General
Corporation Law, Article VI of Registrant's By-Laws provides as follows:

              ARTICLE VI INDEMNIFICATION

           The  Corporation  shall  indemnify  (a)  its
     Directors   and  officers,  whether  serving   the
     Corporation or at its request any other entity, to
     the  full  extent  required or  permitted  by  (i)
     Maryland  law now or hereafter in force, including
     the  advance of expenses under the procedures  and
     to  the full extent permitted by law, and (ii) the
     Investment  Company Act of 1940, as  amended,  and
     (b)  other employees and agents to such extent  as
     shall be authorized by the Board of Directors  and
     be  permitted  by  law.  The foregoing  rights  of
     indemnification  shall not  be  exclusive  of  any
     other    rights    to    which    those    seeking
     indemnification  may be entitled.   The  Board  of
     Directors may take such action as is necessary  to
     carry out these indemnification provisions and  is
     expressly  empowered to adopt, approve  and  amend
     from  time  to time such resolutions or  contracts
     implementing  such  provisions  or  such   further
     indemnification arrangements as may be permitted by law.

Item  28.  Business and Other Connections of Investment
Advisor

     Incorporated  by  reference  to  the   information
     contained under "Management" in the Prospectus and under "Directors and Officers of the Corporation" and "Investment Advisor and Distributor" in the Statement of Additional Information.

Item 29.  Principal Underwriters

     (a)  None.

     (b)  Incorporated  by  reference   to   the
          information  contained under "MANAGEMENT"  in
          the   Prospectus  and  under  "DIRECTORS  AND
          OFFICERS  OF THE CORPORATION" and "INVESTMENT
          ADVISOR AND DISTRIBUTOR" in the Statement  of
          Additional Information.

     (c)  None.

Item 30.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated  thereunder are in the  possession  of  Oak
Ridge   Investments,   LLC,   Registrant's   investment
advisor,  at  Registrant's  corporate  offices,  except
records  held and maintained by Firstar Trust  Company,
Mutual  Fund  Services, Third Floor, 615 East  Michigan
Street,  Milwaukee, Wisconsin 53202,  relating  to  its
function    as    custodian,   transfer    agent    and
administrator.

Item 31.  Management Services

      All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings.

      Registrant undertakes to furnish each  person  to
whom  a Prospectus is delivered with a copy of its 1997
Annual Report to Shareholders, upon request and without
charge.    A   copy  of  the  1997  Annual  Report   to
Shareholders will be provided to each person to whom a Statement of Additional Information is delivered if the person is not a shareholder of the Fund at the time the Statement of Additional Information is so delivered.

                     SIGNATURES

     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   certifies  that  it  meets  all   of   the
requirements  for  effectiveness of  this  Registration
Statement  pursuant to Rule 485(b) under the Securities
Act  of  1933  and has duly caused this  Post-Effective
Amendment No. 7 to the Registration Statement  on  Form
N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 20th day of March, 1998.


                    OAK RIDGE FUNDS, INC. (Registrant)
                    formerly known as O.R.I. Funds, Inc.


                    By:/s/ Samuel Wegbreit
                    -----------------------------
                    Samuel Wegbreit
                    Chairman of the Board


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

                Name                              Title              Date

/s/ Samuel Wegbreit
-----------------------------  Chairman of the Board, a Director, March 20, 1998
Samuel Wegbreit                Treasurer and Assistant Secretary
                               (principal financial and accounting
                               officer)

/s/ David M. Klaskin
-----------------------------  Director and President             March 20, 1998
David M. Klaskin               (principal executive officer)


/s/ Daniel A. Kaplan
-----------------------------  Director                           March 20, 1998
Daniel A. Kaplan


/s/ Dr. A. Charlene Sullivan
-----------------------------  Director                           March 20, 1998
Dr. A. Charlene Sullivan


-----------------------------  Director                          _________, 1998
Martin Z. Craig

                    EXHIBIT INDEX


          Exhibit No.      Exhibit

               (1)         Articles   of
               Amendment dated March  2,
               1998    to   Registrant's
               Articles   of   Incorpora
               tion,   as  amended   and
               supplemented.

               (2)          Registrant's
               Amended    and   Restated
               By-Laws.

               (3)       None.

               (4)       None.

               (5)         Amended   and
               Restated       Investment
               Advisory  Agreement  with
               Oak   Ridge  Investments,
               LLC dated as of March 31,
               1998.

               (6.1)
               Distribution    Agreement
               with       Oak      Ridge
               Investments,  Inc.  dated
               January 3, 1994.

               (6.2)           Form   of
               Dealer          Agreement
               (previously   filed    as
               Exhibit      6.2       to
               Registrant's        Post-
               Effective Amendment No. 4
               to Registration Statement
               on  Form N-1A, File  Nos.
               811-8088 and 33-70590).

               (7)       None.

               (8)             Custodian
               Agreement  with   Firstar
               Trust    Company    dated
               December     1,      1995
               (previously   filed    as
               Exhibit 8 to Registrant's
               Post-Effective  Amendment
               No.   4  to  Registration
               Statement  on Form  N-1A,
               File  Nos.  811-8088  and
               33-70590).

               (9.1)            Transfer
               Agent   Agreement    with
               Firstar   Trust   Company
               dated  December  1,  1995
               (previously   filed    as
               Exhibit      9.1       to
               Registrant's        Post-
               Effective Amendment No. 4
               to Registration Statement
               on  Form N-1A, File  Nos.
               811-8088 and 33-70590).

               (9.2)                Fund
               Administration  Servicing
               Agreement  with   Firstar
               Trust    Company    dated
               December  1, 1995  (previ
               ously  filed  as  Exhibit
               9.2 to Registrant's Post-
               Effective Amendment No. 4
               to Registration Statement
               on  Form N-1A, File  Nos.
               811-8088 and 33-70590).

               (9.3)                Fund
               Accounting      Servicing
               Agreement  with   Firstar
               Trust    Company    dated
               December  1, 1995  (previ
               ously  filed  as  Exhibit
               9.3 to Registrant's Post-
               Effective Amendment No. 4
               to Registration Statement
               on  Form N-1A, File  Nos.
               811-8088 and 33-70590).

               (10)        Opinion   and
               Consent   of  Godfrey   &
               Kahn,  S.C., counsel  for
               Registrant.

               (11)       Consent  of Price  Waterhouse
               LLP.

               (12)      None.

               (13)         Subscription
               Agreements.

               (14) (a)  Individual Retirement Account
               Disclosure Statement for Traditional
               IRAs and Traditional Individual
               Retirement Custodial Account.

                    (b)  Individual Retirement Account
               Disclosure Statement for Roth (American
               Dream) IRAs and Roth Individual
               Retirement Custodial Account.

                    (c)  Individual Retirement Account
               Disclosure Statement for Education IRAs
               and Education Individual Retirement
               Custodial Account.

               (15.1)          Class   A
               Rule  12b-1  Distribution
               Plan.

               (15.2)          Class   C
               Rule  12b-1  Distribution
               and Servicing Plan.

               (16)       Schedule   for
               Computations           of
               Performance    Quotations
               (previously   filed    as
               Exhibit       16       to
               Registrant's        Post-
               Effective Amendment No. 6
               to Registration Statement
               on  Form N-1A, File  Nos.
               811-8088 and 33-70590).

               (17)       Financial Data
               Schedule      (previously
               filed   in  response   to
               question     77Q1      of
               Registrant's  N-SAR,   as
               filed with the Securities
               and  Exchange  Commission
               on January 29, 1998).

               (18)         Rule   18f-3
               Multiple Class Plan.